Oppenheimer
       MAIN STREET(REGISTRATION MARK)
       OPPORTUNITY FUND


                                  ANNUAL REPORT
                                  JULY 31, 2002


LETTER TO SHAREHOLDERS
FUND MANAGER INTERVIEW
FINANCIAL STATEMENTS
TRUSTEES AND OFFICERS




                                 [LOGO OMITTED]
                                  4 HANDS LOGO


[LOGO OMITTED]
4 HANDS LOGO
OPPENHEIMER FUNDS(REGISTRATION MARK)
The Right Way to Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund seeks long-term capital appreciation.

FUND HIGHLIGHT
Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund ranked among the top 4% of its peers (#15 of 386 funds) in the Lipper
Multi-Cap Core category.(1)


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 7  Fund Performance

12  FINANCIAL
    STATEMENTS

44  INDEPENDENT
    AUDITORS' REPORT

45  Federal
    Income Tax
    Information

46  Trustees and Officers

52  Privacy Policy Notice




AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 7/31/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -11.37%      -16.46%
Class B   -12.02%      -16.42%
Class C   -12.02%      -12.90%
Class N   -11.67%      -12.56%
Class Y   -11.16%

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1. Lipper, Inc., 7/31/02. Lipper rankings are based on total returns, but do not consider sales charges. Lipper ranking is for the A share class only; other classes may have different performance characteristics.

* SEE NOTES PAGE 11 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


Dear Shareholder,

As we near the end of 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Recently, accounting scandals and an overall lack of investor confidence in corporate America have weakened the stock market and caused the prices of many individual securities to drop sharply during the period. On the other hand, the overall bond market has provided some positive returns and stability, helping to provide investors with a safe haven from the equity markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to invest their money.
   Despite the continued challenges, there are signs of a moderate recovery in the U.S. economy. Rooted in a combination of low inflation and little pressure on the Federal Reserve Board to raise interest rates, business conditions are slowly improving, and we believe the prospects for long-term investors look bright. With that said, we expect the economy and markets to return to historical levels and not the exaggerated growth levels that typified the late 1990s and early 2000.
   Now more than ever, investors can see on two levels the fundamental advantage of mutual funds: diversification. Investors can diversify their portfolios by investing among several types of funds to reduce short-term risks. The right asset allocation among equity and fixed-income funds can help cushion an

                                    [GRAPHIC
                                    OMITTED]
                                 JAMES C. SWAIN
JAMES C. SWAIN
Chairman
Oppenheimer
Main Street(REGISTRATION MARK) Opportunity Fund

                                    [GRAPHIC
                                    OMITTED]
                                 JOHN V. MURPHY
JOHN V. MURPHY
President
Oppenheimer
Main Street(REGISTRATION MARK) Opportunity Fund


1 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

LETTER TO SHAREHOLDERS

investor's portfolio from tough market conditions. Secondly, mutual funds, while certainly not immune to volatility and declines in either the equity or fixed-income markets, offer clear-cut advantages over direct ownership of individual securities. Because fund portfolios often contain a number of different investments, one security's poor performance usually does not have a dramatic effect on the fund as a whole.
   Your financial advisor is also an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds THE RIGHT WAY TO INVEST.


Sincerely,
/S/ JAMES C. SWAIN         /S/ JOHN V. MURPHY
    James C. Swain             John V. Murphy
    August 21, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.



2 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q
HOW DID OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND PERFORM OVER THE 12-MONTH PERIOD THAT ENDED JULY 31, 2002?
A. The Fund continued to produce highly competitive returns, handily beating its benchmark, the Russell 3000 Index, and its peer group average during the 12-month period.(2) We attribute the Fund's strong performance to our focus on small-cap stocks (and corresponding de-emphasis of large-cap stocks), and our security selection strategy, which added value in 10 of the 11 industry groups that comprise the Russell 3000 Index. Our emphasis on both was the direct result of the quantitative, multi-factor models that form the core of our disciplined investment approach.

WHY DID SMALL-CAP STOCKS GENERALLY POST HIGHER RETURNS THAN LARGE-CAP STOCKS DURING THE REPORTING PERIOD?
As a multi-cap fund, we have the flexibility to invest in stocks across capitalization ranges. Our "top-down" models, which assess a variety of macroeconomic and market factors, continued to suggest that stocks with smaller capitalizations would outperform those with larger ones.
   More specifically, our models indicated that micro- and small-cap stocks would continue to lead the markets, as they have since mid-2000. In addition, when measured according to traditional valuation criteria, such as earnings, sales and cash flow, smaller stocks appeared more attractively priced.

WHY DID LARGER STOCKS PERFORM RELATIVELY POORLY DURING THE PERIOD?
When the reporting period began, the U.S. and key foreign markets were in the grip of an economic slowdown, reducing profits for large, multi-national corporations. Then, the September 11 terrorist attacks deepened and prolonged the recession, profoundly affecting industries such as information technology and

PORTFOLIO MANAGEMENT
TEAM
Charles Albers
Nikolaos Monoyios



2. The Fund's performance was compared to the Russell 3000 Index, which had a one-year return as of 7/31/02 of -17.24%; and the average total return of the 386 funds in the Lipper Multi-Cap Core Fund category for the one-year period ended 7/31/02, which was -22.40%.



3 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


telecommunications, already hurting from excess capacity. Later, well-publicized accounting scandals eroded investors' confidence in the veracity of corporate financial statements. And while the U.S. economy began to recover in 2002, signaling an end to the Federal Reserve Board's rate cuts, corporate earnings generally remained under pressure.

WHICH INDUSTRY GROUPS CONTRIBUTED THE MOST TO THE FUND'S PERFORMANCE?
Actually, our stock selection strategy, driven by our "bottom up" quantitative stock scoring models, was the primary driver of the Fund's success. One of the strongest examples is evidenced by the performance of the Consumer Discretionary group. The outperformance relative to the benchmark was due to our models leading us to overweight positions in specialty retailers, hotels and restaurants and an underweight position in the media sector.
   Similarly, our models led us to beneficial overweight positions in individual stocks in the financial sector, especially among regional banks, savings-and-loan institutions and life insurance companies. In contrast, we were underweight in stocks of relatively poor performing areas such as diversified, money center banks.
   The Fund's performance was also aided by our underweight position in the Information Technology and Telecommunications Services sectors, due to the small number of high-scoring stocks in these areas.

WAS THE FUND AFFECTED BY THE GROWING NUMBER OF CORPORATE ACCOUNTING AND OVERSIGHT SCANDALS?
Because the Fund is so broadly diversified, the accounting-related problems affecting certain U.S. corporations had little or no direct effect on the Fund. However, the Fund's performance suffered indirectly as these problems adversely affected the entire stock market.


"THE FUND'S VERY STRONG RELATIVE PERFORMANCE WAS PRIMARILY THE RESULT OF TWO
FACTORS: A CONTINUED FOCUS ON SMALL-CAP STOCKS, AND OUR MODELS' ABILITY TO IDENTIFY THE MOST ATTRACTIVE STOCKS WITHIN EACH INDUSTRY."



4 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

   As of July 31, the Fund held approximately 850 stocks, and at times during the reporting period, that number exceeded 1,000. Such broad diversification helps reduce the risk that declines in any one stock will have a disproportionate effect on the overall portfolio.
   In addition, because accounting irregularities were concentrated among large companies, the current focus on small-cap stocks helped to shield the Fund from the big losses associated with these well-publicized scandals. Even among its large-cap investments, however, the Fund's statistical models are designed to look at companies' true cash earnings, not profits as determined by accounting practices. Finally, our models favor companies that buy back stock over those that engage in mergers and acquisitions and issue additional stock. Because of this, we were underweight in many of the large-cap technology and telecommunications companies that had grown aggressively through acquisitions. Many of which, in retrospect, were poorly conceived and led to large write-offs and diluted the companies' value.

WHAT ARE THE MODELS TELLING YOU ABOUT THE FUTURE?
Our top-down models continue to point to small- and mid-cap stocks as better investments than large-caps. In our opinion, many of the largest companies in the telecommunications, technology, healthcare and financial services sectors are suffering from the hangover of the late-1990s boom, while many in the small-cap market enjoy strong business fundamentals and reasonable stock valuations. Using our time-tested models to identify the most promising securities in the most attractive capitalization ranges is key to what makes Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund an important part of THE RIGHT WAY TO INVEST.


AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 6/30/02(3)
Class A        Since
1-Year         Inception
------------------------
-7.87%         -0.82%
Class B        Since
1-Year         Inception
------------------------
-7.86%         -0.45%
Class C        Since
1-Year         Inception
------------------------
-3.89%          1.80%
Class N        Since
1-Year         Inception
------------------------
-3.41%          3.58%
Class Y        Since
1-Year         Inception
------------------------
-1.96%          2.83%


3. See Notes page 11 for further details.


5 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS



TOP TEN COMMON STOCK HOLDINGS(5)
-------------------------------------------------------------
Exxon Mobil Corp.                                        1.8%
-------------------------------------------------------------
Merck & Co., Inc.                                        1.2
-------------------------------------------------------------
Citigroup, Inc.                                          1.1
-------------------------------------------------------------
Bank of America Corp.                                    0.8
-------------------------------------------------------------
SBC Communications, Inc.                                 0.8
-------------------------------------------------------------
Intel Corp.                                              0.8
-------------------------------------------------------------
AT&T Corp.                                               0.7
-------------------------------------------------------------
Bank One Corp.                                           0.7
-------------------------------------------------------------
Coca-Cola Co. (The)                                      0.7
-------------------------------------------------------------
Philip Morris Cos., Inc.                                 0.7



SECTOR ALLOCATION(4)


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:





o Financials      21.6%
o Consumer
   Discretionary  17.8
o Industrials     15.1
o Information
   Technology      9.6
o Health Care      7.9
o Consumer
   Staples         7.8
o Energy           7.6
o  Materials       6.0
o  Utilities       3.6
o  Telecom-
   munication
   Services        3.0

4. Portfolio is subject to change. Percentages are as of July 31, 2002, and are based on total market value of common stock.
5. Portfolio is subject to change. Percentages are as of July 31, 2002, and are based on net assets.


6 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION, BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2002, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the 12-month period that ended July 31, 2002, Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund's performance was strongly influenced by its disciplined, quantitative-oriented investment approach. The statistical models developed and employed by the Fund's portfolio managers suggested that smaller stocks would outperform larger ones. The models also suggested that stocks with strong relative price performance, low relative valuations and access to recovering credit markets would post the highest returns. These recommendations generally proved accurate, and the Fund's returns for the period were higher than those of its benchmark, the Russell 3000 Index, and the average of its peer group, the Lipper Multi Cap Core category. Tactically, the Fund benefited from its stock selection, which led to an emphasis on consumer discretionary stocks and a corresponding de-emphasis of information technology and telecommunications services stocks.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2002. For Class A, B, C and Y shares, performance is measured from inception of the classes on September 25, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. The smallest company in the Russell 3000 Index has a market value of roughly $25 million. The largest has a market value of about $70 billion.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


7 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund (Class A) Russell 3000 Index

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CLASS A
09/25/2000               $ 9,425           $10,000
10/31/2000                 9,218             9,858
01/31/2001                 9,714             9,411
04/30/2001                 9,638             8,635
07/31/2001                 9,874             8,403
10/31/2001                 9,214             7,377
01/31/2002                10,015             7,956
04/30/2002                10,459             7,708
07/31/2002                 8,752             6,508


AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND AT 7/31/02(1)
1-YEAR  -16.46%            SINCE INCEPTION  -6.95%

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund (Class B) Russell 3000 Index

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CLASS B
09/25/2000               $10,000           $10,000
10/31/2000                 9,780             9,858
01/31/2001                10,280             9,411
04/30/2001                10,180             8,635
07/31/2001                10,400             8,403
10/31/2001                 9,700             7,377
01/31/2002                10,520             7,956
04/30/2002                10,960             7,708
07/31/2002                 8,784             6,508


AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND AT 7/31/02(1)
1-YEAR  -16.42%            SINCE INCEPTION  -6.77%

1. See Notes page 11 for further details.


8 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund (Class C) Russell 3000 Index

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CLASS C
09/25/2000               $10,000           $10,000
10/31/2000                 9,780             9,858
01/31/2001                10,280             9,411
04/30/2001                10,180             8,635
07/31/2001                10,400             8,403
10/31/2001                 9,690             7,377
01/31/2002                10,510             7,956
04/30/2002                10,960             7,708
07/31/2002                 9,150             6,508


AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND AT 7/31/02(1)
1-YEAR  -12.90%            SINCE INCEPTION  -4.69%

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund (Class N) Russell 3000 Index

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CLASS N
03/01/2001               $10,000           $10,000
04/30/2001                10,376            10,098
07/31/2001                10,620             9,827
10/31/2001                 9,909             8,627
01/31/2002                10,762             9,304
04/30/2002                11,220             9,014
07/31/2002                 9,286             7,611


AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES OF THE FUND AT 7/31/02(1)
1-YEAR  -12.56%            SINCE INCEPTION  -5.09%


9 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FUND PERFORMANCE

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund (Class Y) Russell 3000 Index

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CLASS Y
09/25/2000               $10,000           $10,000
10/31/2000                 9,780             9,858
01/31/2001                10,314             9,411
04/30/2001                10,233             8,635
07/31/2001                10,494             8,403
10/31/2001                 9,803             7,377
01/31/2002                10,654             7,956
04/30/2002                11,135             7,708
07/31/2002                 9,322             6,508


AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 7/31/02(1)
1-YEAR  -11.16%            SINCE INCEPTION  -3.72%

1. See Notes page 11 for further details.

THE PERFORMANCE INFORMATION FOR THE RUSSELL 3000 INDEX IN THE GRAPHS BEGINS ON 9/30/00 FOR CLASS A, CLASS B, CLASS C AND CLASS Y SHARES, AND ON 2/28/01 FOR CLASS N.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.


10 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

It is important to remember that the Fund is a new fund with a limited operating history.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4%(since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


11 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--98.4%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.5%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--1.5%
 Aftermarket Technology
 Corp.(1)                                                70,000     $  1,184,400
--------------------------------------------------------------------------------
 American Axle &
 Manufacturing
 Holdings, Inc.(1)                                        5,000          127,500
--------------------------------------------------------------------------------
 ArvinMeritor, Inc.                                      37,600          795,616
--------------------------------------------------------------------------------
 Borg-Warner
 Automotive, Inc.(1)                                     11,800          633,424
--------------------------------------------------------------------------------
 Cooper Tire & Rubber Co.                                25,400          508,254
--------------------------------------------------------------------------------
 Dana Corp.                                              50,000          804,000
--------------------------------------------------------------------------------
 Donnelly Corp.                                           2,400           60,528
--------------------------------------------------------------------------------
 Dura Automotive
 Systems, Inc.(1)                                        22,600          314,818
--------------------------------------------------------------------------------
 Keystone Automotive
 Industries, Inc.(1)                                     19,900          301,087
--------------------------------------------------------------------------------
 Lear Corp.(1)                                           26,000        1,120,600
--------------------------------------------------------------------------------
 Stoneridge, Inc.(1)                                     15,100          251,415
--------------------------------------------------------------------------------
 Strattec Security Corp.(1)                              11,700          491,634
--------------------------------------------------------------------------------
 Superior Industries
 International, Inc.                                      4,500          197,415
--------------------------------------------------------------------------------
 Tenneco Automotive, Inc.(1)                             20,900          166,991
--------------------------------------------------------------------------------
 Tower Automotive, Inc.(1)                               89,500          670,355
--------------------------------------------------------------------------------
 TRW, Inc.                                               26,800        1,445,860
                                                                     -----------
                                                                       9,073,897

--------------------------------------------------------------------------------
 AUTOMOBILES--0.2%
 Monaco Coach Corp.(1)                                   16,800          302,400
--------------------------------------------------------------------------------
 Winnebago Industries, Inc.                              33,300        1,183,815
                                                                     -----------
                                                                       1,486,215

--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.3%
 AFC Enterprises, Inc.(1)                                28,000          760,200
--------------------------------------------------------------------------------
 Alliance Gaming Corp.(1)                                75,200          977,600
--------------------------------------------------------------------------------
 Ameristar Casinos, Inc.(1)                              35,000          705,950
--------------------------------------------------------------------------------
 Applebee's
 International, Inc.                                      1,000           22,710
--------------------------------------------------------------------------------
 Aztar Corp.(1)                                          78,200        1,094,800
--------------------------------------------------------------------------------
 Bob Evans Farms, Inc.                                   25,300          691,955
--------------------------------------------------------------------------------
 Boyd Gaming Corp.(1)                                    51,400          762,262
--------------------------------------------------------------------------------
 California Pizza
 Kitchen, Inc.(1)                                        14,000          306,320
--------------------------------------------------------------------------------
 CEC Entertainment, Inc.(1)                              14,800          557,960



                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Choice Hotels
 International, Inc.(1)                                 54,400      $  1,116,288
--------------------------------------------------------------------------------
 CKE Restaurants, Inc.(1)                               20,300           130,326
--------------------------------------------------------------------------------
 Darden Restaurants, Inc.                               42,750           992,655
--------------------------------------------------------------------------------
 Dave & Buster's, Inc.(1)                               23,000           300,150
--------------------------------------------------------------------------------
 GTech Holdings Corp.(1)                                35,200           702,240
--------------------------------------------------------------------------------
 Harrah's
 Entertainment, Inc.(1)                                 31,100         1,471,652
--------------------------------------------------------------------------------
 Hotels.com, Cl. A(1)                                   25,000         1,067,500
--------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.(1)                         15,800           312,050
--------------------------------------------------------------------------------
 Landry's Restaurants, Inc.                             27,500           592,625
--------------------------------------------------------------------------------
 Lone Star Steakhouse
 & Saloon, Inc.                                         63,200         1,336,680
--------------------------------------------------------------------------------
 Mandalay Resort Group(1)                               13,000           368,680
--------------------------------------------------------------------------------
 MGM Mirage, Inc.(1)                                     4,400           154,000
--------------------------------------------------------------------------------
 O'Charley's, Inc.(1)                                    7,900           170,245
--------------------------------------------------------------------------------
 P.F. Chang's China
 Bistro, Inc.(1)                                        30,800           961,576
--------------------------------------------------------------------------------
 Panera Bread Co., Cl. A(1)                              9,000           289,350
--------------------------------------------------------------------------------
 Papa John's
 International, Inc.(1)                                 42,800         1,351,196
--------------------------------------------------------------------------------
 Penn National
 Gaming, Inc.(1)                                         2,100            32,760
--------------------------------------------------------------------------------
 Pinnacle
 Entertainment, Inc.(1)                                  2,200            17,820
--------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc.(1)                                 40,700         1,063,898
--------------------------------------------------------------------------------
 Ryan's Family
 Steak Houses, Inc.(1)                                  98,000         1,225,000
--------------------------------------------------------------------------------
 Shuffle Master, Inc.(1)                                45,000           769,500
--------------------------------------------------------------------------------
 Steak n Shake Co. (The)(1)                             10,300           133,900
--------------------------------------------------------------------------------
 Total Entertainment
 Restaurant Corp.(1)                                     4,900            50,960
                                                                     -----------
                                                                      20,490,808

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.5%
 American Greetings
 Corp., Cl. A                                          100,000         1,607,000
--------------------------------------------------------------------------------
 Black & Decker Corp.                                   30,000         1,365,000
--------------------------------------------------------------------------------
 Centex Corp.                                           18,800           901,460
--------------------------------------------------------------------------------
 Cooper Industries
 Ltd., Cl. A                                            25,000           778,500
--------------------------------------------------------------------------------
 Department 56, Inc.(1)                                 30,900           433,218
--------------------------------------------------------------------------------
 Dominion Homes, Inc.(1)                                14,200           272,782


12 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Fortune Brands, Inc.                                   28,000       $ 1,464,400
--------------------------------------------------------------------------------
 Helen of Troy Ltd.(1)                                   6,000            76,500
--------------------------------------------------------------------------------
 Hovnanian Enterprises, Inc.,
 Cl. A(1)                                               37,800         1,078,812
--------------------------------------------------------------------------------
 KB Home                                                24,200         1,118,282
--------------------------------------------------------------------------------
 Libbey, Inc.                                           17,100           507,870
--------------------------------------------------------------------------------
 M/I Schottenstein
 Homes, Inc.                                            10,600           344,076
--------------------------------------------------------------------------------
 Maytag Corp.                                           23,200           768,616
--------------------------------------------------------------------------------
 Meritage Corp.(1)                                      33,000         1,081,740
--------------------------------------------------------------------------------
 Movado Group, Inc.                                      4,100            81,959
--------------------------------------------------------------------------------
 Pulte Homes, Inc.                                      21,800         1,044,656
--------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                               25,200         1,030,680
--------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                  3,200            73,120
--------------------------------------------------------------------------------
 Toro Co. (The)                                         10,600           530,000
--------------------------------------------------------------------------------
 Water Pik
 Technologies, Inc.(1)                                   2,400            27,480
--------------------------------------------------------------------------------
 Whirlpool Corp.                                        15,000           860,550
                                                                     -----------
                                                                      15,446,701

--------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.1%
 J. Jill Group, Inc.(1)                                 38,250           852,975
--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.5%
 Action Performance
 Cos., Inc.(1)                                          33,200           922,960
--------------------------------------------------------------------------------
 Big 5 Sporting
 Goods Corp.(1)                                         50,800           495,300
--------------------------------------------------------------------------------
 Brunswick Corp.                                        34,900           798,512
--------------------------------------------------------------------------------
 Eastman Kodak Co.                                      55,000         1,692,900
--------------------------------------------------------------------------------
 Hasbro, Inc.                                           66,800           818,300
--------------------------------------------------------------------------------
 MarineMax, Inc.(1)                                     24,800           304,792
--------------------------------------------------------------------------------
 Mattel, Inc.                                           60,000         1,128,600
--------------------------------------------------------------------------------
 Nautilus Group, Inc. (The)(1)                          33,775         1,008,522
--------------------------------------------------------------------------------
 Racing Champions
 Ertl Corp.(1)                                          52,100           971,144
--------------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A(1)                                       156,600         1,182,330
                                                                     -----------
                                                                       9,323,360

--------------------------------------------------------------------------------
 MEDIA--0.7%
 Belo Corp., Cl. A                                      26,400           576,840
--------------------------------------------------------------------------------
 Hearst-Argyle
 Television, Inc.(1)                                     4,100            96,391
--------------------------------------------------------------------------------
 infoUSA, Inc.(1)                                       54,400           260,576





                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 MEDIA Continued
 Journal Register Co.(1)                                27,100       $   493,762
--------------------------------------------------------------------------------
 Knight-Ridder, Inc.                                    20,000         1,211,000
--------------------------------------------------------------------------------
 Lin TV Corp.(1)                                        24,200           509,652
--------------------------------------------------------------------------------
 Marvel Enterprises, Inc.(1)                            72,300           370,176
--------------------------------------------------------------------------------
 Saga Communications,
 Inc., Cl. A(1)                                         18,125           366,125
--------------------------------------------------------------------------------
 Thomas Nelson, Inc.                                    19,500           244,725
                                                                     -----------
                                                                       4,129,247

--------------------------------------------------------------------------------
 MULTILINE RETAIL--1.1%
 Dillard's, Inc., Cl. A                                 20,100           472,350
--------------------------------------------------------------------------------
 Federated Department
 Stores, Inc.(1)                                        30,000         1,128,300
--------------------------------------------------------------------------------
 Fred's, Inc.                                           18,300           538,935
--------------------------------------------------------------------------------
 Nordstrom, Inc.                                        60,000         1,134,000
--------------------------------------------------------------------------------
 Penney (J.C.) Co., Inc.
 (Holding Co.)                                          52,000           915,200
--------------------------------------------------------------------------------
 Saks, Inc.(1)                                          63,100           671,384
--------------------------------------------------------------------------------
 Sears Roebuck & Co.                                    28,000         1,320,760
--------------------------------------------------------------------------------
 Shopko Stores, Inc.(1)                                 24,500           404,740
--------------------------------------------------------------------------------
 Stein Mart, Inc.(1)                                    35,900           288,995
                                                                     -----------
                                                                       6,874,664

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--5.5%
 A.C. Moore Arts &
 Crafts, Inc.(1)                                        17,800           617,838
--------------------------------------------------------------------------------
 Aaron Rents, Inc.                                      28,300           609,865
--------------------------------------------------------------------------------
 AnnTaylor Stores Corp.(1)                              20,650           512,946
--------------------------------------------------------------------------------
 Asbury Automotive
 Group, Inc.(1)                                         27,000           306,450
--------------------------------------------------------------------------------
 AutoNation, Inc.(1)                                    90,000         1,214,100
--------------------------------------------------------------------------------
 Blair Corp.                                             4,100            98,810
--------------------------------------------------------------------------------
 Cato Corp., Cl. A                                       6,000           117,600
--------------------------------------------------------------------------------
 Central Garden & Pet Co.(1)                            23,700           355,500
--------------------------------------------------------------------------------
 Charming Shoppes, Inc.(1)                              40,300           293,384
--------------------------------------------------------------------------------
 Christopher &
 Banks Corp.(1)                                         20,500           697,205
--------------------------------------------------------------------------------
 Circuit City Stores, Inc./
 Circuit City Group                                     50,000           852,500
--------------------------------------------------------------------------------
 Claire's Stores, Inc.                                  41,700           750,600
--------------------------------------------------------------------------------
 Cost Plus, Inc.(1)                                      5,300           129,691
--------------------------------------------------------------------------------
 CSK Auto Corp.(1)                                       8,100            99,630
--------------------------------------------------------------------------------
 Deb Shops, Inc.                                        19,700           566,375


13 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Dress Barn, Inc. (The)(1)                              40,000       $   560,000
--------------------------------------------------------------------------------
 Finish Line, Inc., Cl. A(1)                            29,300           385,295
--------------------------------------------------------------------------------
 Galyan's Trading Co.(1)                                11,200           171,584
--------------------------------------------------------------------------------
 Genesco, Inc.(1)                                        8,400           127,260
--------------------------------------------------------------------------------
 Group 1 Automotive, Inc.(1)                            26,800           714,488
--------------------------------------------------------------------------------
 Gymboree Corp.(1)                                      81,200         1,096,200
--------------------------------------------------------------------------------
 Hancock Fabrics, Inc.                                  37,700           582,465
--------------------------------------------------------------------------------
 Hibbett Sporting
 Goods, Inc.(1)                                          7,000           141,750
--------------------------------------------------------------------------------
 Hollywood
 Entertainment Corp.(1)                                  8,100           130,572
--------------------------------------------------------------------------------
 Home Depot, Inc.                                       90,000         2,779,200
--------------------------------------------------------------------------------
 Hot Topic, Inc.(1)                                     32,550           506,152
--------------------------------------------------------------------------------
 Hughes Supply, Inc.                                    21,100           765,508
--------------------------------------------------------------------------------
 Jo-Ann Stores, Inc., Cl. A(1)                          25,500           660,960
--------------------------------------------------------------------------------
 Limited Brands, Inc.                                   92,600         1,664,022
--------------------------------------------------------------------------------
 Lithia Motors, Inc., Cl. A(1)                          22,300           455,143
--------------------------------------------------------------------------------
 Men's Wearhouse, Inc. (The)(1)                          8,700           177,828
--------------------------------------------------------------------------------
 Movie Gallery, Inc.(1)                                 78,850         1,304,968
--------------------------------------------------------------------------------
 Office Depot, Inc.(1)                                  73,000           947,540
--------------------------------------------------------------------------------
 Party City Corp.(1)                                    27,700           434,890
--------------------------------------------------------------------------------
 Pep Boys-Manny,
 Moe & Jack                                             58,400           790,736
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                   61,000         1,055,300
--------------------------------------------------------------------------------
 RadioShack Corp.                                       12,000           307,200
--------------------------------------------------------------------------------
 Regis Corp.                                            49,500         1,256,310
--------------------------------------------------------------------------------
 Rent-A-Center, Inc.(1)                                  3,600           192,636
--------------------------------------------------------------------------------
 Rex Stores Corp.(1)                                    51,500           617,485
--------------------------------------------------------------------------------
 Sharper Image Corp.(1)                                  1,400            21,910
--------------------------------------------------------------------------------
 Shoe Carnival, Inc.(1)                                 46,900           902,825
--------------------------------------------------------------------------------
 Sports Authority, Inc. (The)(1)                        83,600           710,600
--------------------------------------------------------------------------------
 Staples, Inc.(1)                                       70,000         1,168,300
--------------------------------------------------------------------------------
 TBC Corp.(1)                                           34,200           479,142
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                                   68,000         1,205,640
--------------------------------------------------------------------------------
 Too, Inc.(1)                                           45,100         1,127,951
--------------------------------------------------------------------------------
 Tractor Supply Co.(1)                                  13,600           813,008
--------------------------------------------------------------------------------
 Tuesday Morning Corp.(1)                               34,000           516,120
--------------------------------------------------------------------------------
 United Auto Group, Inc.(1)                             14,100           222,075
--------------------------------------------------------------------------------
 Urban Outfitters, Inc.(1)                              17,000           395,420
--------------------------------------------------------------------------------
 Wet Seal, Inc., Cl. A(1)                               50,800           798,068
--------------------------------------------------------------------------------
 Whitehall Jewellers, Inc.(1)                           29,400           321,048
                                                                     -----------
                                                                      33,730,093



                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.1%
 Aeropostale, Inc.(1)                                  14,700        $   232,260
--------------------------------------------------------------------------------
 Cherokee, Inc.(1)                                      7,800            113,490
--------------------------------------------------------------------------------
 Culp, Inc.(1)                                         14,500            189,950
--------------------------------------------------------------------------------
 Fossil, Inc.(1)                                       33,000            608,520
--------------------------------------------------------------------------------
 Garan, Inc.                                              600             35,850
--------------------------------------------------------------------------------
 K-Swiss, Inc., Cl. A                                  47,800            935,924
--------------------------------------------------------------------------------
 Kellwood Co.                                          36,300            951,060
--------------------------------------------------------------------------------
 Kenneth Cole
 Productions, Inc., Cl. A(1)                            3,600             94,860
--------------------------------------------------------------------------------
 Novel Denim
 Holdings Ltd.(1)                                      13,300             92,435
--------------------------------------------------------------------------------
 OshKosh B'Gosh,
 Inc., Cl. A                                           19,600            589,960
--------------------------------------------------------------------------------
 Phillips-Van Heusen Corp.                              5,500             64,900
--------------------------------------------------------------------------------
 Quaker Fabric Corp.(1)                                30,000            297,981
--------------------------------------------------------------------------------
 Quicksilver, Inc.(1)                                  29,300            572,229
--------------------------------------------------------------------------------
 Russell Corp.                                         12,600            206,640
--------------------------------------------------------------------------------
 Steven Madden Ltd.(1)                                  3,100             53,847
--------------------------------------------------------------------------------
 Tropical Sportswear
 International Corp.(1)                                 6,100            120,109
--------------------------------------------------------------------------------
 VF Corp.                                              32,000          1,234,560
--------------------------------------------------------------------------------
 Wellman, Inc.                                         15,600            222,300
                                                                     -----------
                                                                       6,616,875

--------------------------------------------------------------------------------
 CONSUMER STAPLES--7.7%
--------------------------------------------------------------------------------
 BEVERAGES--1.3%
 Adolph Coors Co., Cl. B                               16,700          1,008,847
--------------------------------------------------------------------------------
 Anheuser-Busch Cos., Inc.                             35,000          1,809,850
--------------------------------------------------------------------------------
 Boston Beer Co., Inc., Cl. A(1)                       34,000            476,000
--------------------------------------------------------------------------------
 Coca-Cola Bottling Co.                                 1,900             90,630
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)                                   85,000          4,244,900
--------------------------------------------------------------------------------
 Cott Corp.(1)                                         31,200            519,480
                                                                     -----------
                                                                       8,149,707

--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.7%
 Albertson's, Inc.                                     70,000          1,972,600
--------------------------------------------------------------------------------
 Nash Finch Co.                                        41,000            965,550
--------------------------------------------------------------------------------
 Ruddick Corp.                                         11,600            188,500
--------------------------------------------------------------------------------
 SUPERVALU, Inc.                                       38,500            802,340
--------------------------------------------------------------------------------
 Weis Markets, Inc.                                     2,200             79,970
                                                                     -----------
                                                                       4,008,960


14 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD PRODUCTS--2.9%
 Archer-Daniels-
 Midland Co.                                            66,400       $   776,880
--------------------------------------------------------------------------------
 Bunge Ltd.                                             13,300           271,985
--------------------------------------------------------------------------------
 Campbell Soup Co.                                      55,000         1,281,500
--------------------------------------------------------------------------------
 ConAgra Foods, Inc.                                    61,300         1,539,243
--------------------------------------------------------------------------------
 Dean Foods Co.(1)                                      16,300           543,442
--------------------------------------------------------------------------------
 Dole Food Co., Inc.                                    33,900         1,014,966
--------------------------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.                                          54,700         1,341,244
--------------------------------------------------------------------------------
 Hershey Foods Corp.                                    21,700         1,702,582
--------------------------------------------------------------------------------
 Interstate Bakeries Corp.                              50,000         1,302,000
--------------------------------------------------------------------------------
 J & J Snack Foods Corp.(1)                             22,300           890,885
--------------------------------------------------------------------------------
 Jarden Corp.(1)                                        25,400           579,120
--------------------------------------------------------------------------------
 Kellogg Co.                                            23,000           792,120
--------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                               35,000         1,295,000
--------------------------------------------------------------------------------
 Lance, Inc.                                            28,400           355,000
--------------------------------------------------------------------------------
 Monterey Pasta Co.(1)                                   2,700            20,277
--------------------------------------------------------------------------------
 Peet's Coffee & Tea, Inc.(1)                           56,200           812,652
--------------------------------------------------------------------------------
 Ralcorp Holdings, Inc.(1)                              38,800           962,240
--------------------------------------------------------------------------------
 Sensient
 Technologies Corp.                                     19,600           419,636
--------------------------------------------------------------------------------
 Smucker Co., J.M. (The)                                 5,678           190,213
--------------------------------------------------------------------------------
 Tyson Foods, Inc., Cl. A                               68,000           860,200
--------------------------------------------------------------------------------
 Wrigley, William Jr. Co.                               23,000         1,176,450
                                                                     -----------
                                                                      18,127,635

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.1%
 Chattem, Inc.(1)                                       41,900         1,376,415
--------------------------------------------------------------------------------
 Clorox Co. (The)                                       43,000         1,655,500
--------------------------------------------------------------------------------
 Dial Corp. (The)                                       70,200         1,405,404
 Nu Skin Asia
--------------------------------------------------------------------------------
 Pacific, Inc., Cl. A                                   90,000           820,800
--------------------------------------------------------------------------------
 Playtex Products, Inc.(1)                              83,100           930,720
--------------------------------------------------------------------------------
 WD-40 Co.                                              21,400           530,078
                                                                     -----------
                                                                       6,718,917

--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.4%
 Avon Products, Inc.                                    42,000         1,942,920
--------------------------------------------------------------------------------
 Del Laboratories, Inc.                                 10,600           199,280
--------------------------------------------------------------------------------
 Oakley, Inc.(1)                                        19,000           261,250
                                                                     -----------
                                                                       2,403,450






                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 TOBACCO--1.3%
 DIMON, Inc.                                            36,800       $   209,760
--------------------------------------------------------------------------------
 Loews Corp./
 Carolina Group(1)                                      26,600           657,020
--------------------------------------------------------------------------------
 Philip Morris Cos., Inc.                               90,000         4,144,500
--------------------------------------------------------------------------------
 R.J. Reynolds Tobacco
 Holdings, Inc.                                         20,000         1,092,600
--------------------------------------------------------------------------------
 Schweitzer-Mauduit
 International, Inc.                                    27,200           603,840
--------------------------------------------------------------------------------
 Standard Commercial
 Corp                                                   41,400           823,860
--------------------------------------------------------------------------------
 Universal Corp.                                        12,300           430,254
                                                                     -----------
                                                                       7,961,834

--------------------------------------------------------------------------------
 ENERGY--7.5%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.8%
 Atwood Oceanics, Inc.(1)                                8,100           265,680
--------------------------------------------------------------------------------
 Ensign Resource
 Service Group, Inc.                                    64,100           619,030
--------------------------------------------------------------------------------
 GlobalSantaFe Corp.                                    50,000         1,127,000
--------------------------------------------------------------------------------
 Helmerich & Payne, Inc.                                28,400           942,028
--------------------------------------------------------------------------------
 Oceaneering
 International, Inc.(1)                                 18,800           390,100
--------------------------------------------------------------------------------
 Oil States
 International, Inc.(1)                                 10,200           112,098
--------------------------------------------------------------------------------
 Petroleum
 Helicopters, Inc.(1)                                      200             5,950
--------------------------------------------------------------------------------
 Precision Drilling Corp.(1)                            18,600           552,420
--------------------------------------------------------------------------------
 RPC, Inc.                                                 400             5,440
--------------------------------------------------------------------------------
 Tesco Corp.(1)                                         10,000           100,991
--------------------------------------------------------------------------------
 Trican Well Service Ltd.(1)                            12,000           126,870
--------------------------------------------------------------------------------
 Willbros Group, Inc.(1)                                51,900           685,080
                                                                     -----------
                                                                       4,932,687

--------------------------------------------------------------------------------
 OIL & GAS--6.7%
 Amerada Hess Corp.                                     21,000         1,436,400
--------------------------------------------------------------------------------
 Apache Corp.                                           30,000         1,545,000
--------------------------------------------------------------------------------
 Baytex Energy Ltd.(1)                                 150,000           643,817
--------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                   55,000         1,265,000
--------------------------------------------------------------------------------
 Callon Petroleum Co.(1)                                36,600           131,028
--------------------------------------------------------------------------------
 Canadian 88
 Energy Corp.(1,2)                                     361,200           535,770
--------------------------------------------------------------------------------
 Canadian 88
 Energy Corp.(1)                                       213,800           317,131
--------------------------------------------------------------------------------
 Canadian Natural
 Resources Ltd.                                         40,893         1,323,867

15 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 OIL & GAS Continued
 Chesapeake Energy Corp.(1)                           200,000        $ 1,070,000
--------------------------------------------------------------------------------
 ChevronTexaco Corp.                                   50,000          3,750,000
--------------------------------------------------------------------------------
 Compton Petroleum
 Corp.(1)                                             432,000          1,000,720
--------------------------------------------------------------------------------
 Denbury Resources, Inc.(1)                             8,100             75,492
--------------------------------------------------------------------------------
 Devon Energy Corp.                                    35,000          1,458,800
--------------------------------------------------------------------------------
 Encana Corp.                                          37,000          1,043,931
--------------------------------------------------------------------------------
 EOG Resources, Inc.                                   31,500          1,080,135
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                    300,000         11,028,000
--------------------------------------------------------------------------------
 Frontier Oil Corp.                                    17,600            253,440
--------------------------------------------------------------------------------
 Holly Corp.                                           15,100            254,133
--------------------------------------------------------------------------------
 Kerr-McGee Corp.                                      24,200          1,131,834
--------------------------------------------------------------------------------
 Key Production Co., Inc.(1)                            1,100             18,700
--------------------------------------------------------------------------------
 Meota Resources Corp.(1)                             332,700            734,993
--------------------------------------------------------------------------------
 Murphy Oil Corp.                                      10,000            831,500
--------------------------------------------------------------------------------
 Ocean Energy, Inc.                                    57,600          1,146,240
--------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                29,000            680,050
--------------------------------------------------------------------------------
 Pennzoil-Quaker State Co.                              7,600            164,312
--------------------------------------------------------------------------------
 Peyto Exploration &
 Development Corp.(1)                                 260,000          1,066,717
--------------------------------------------------------------------------------
 Premcor, Inc.(1)                                      50,000          1,090,000
--------------------------------------------------------------------------------
 Purcell Energy Ltd.(1)                               391,600            580,862
--------------------------------------------------------------------------------
 Quicksilver Resources, Inc.(1)                        52,400          1,126,600
--------------------------------------------------------------------------------
 Range Resources Corp.(1)                               9,600             48,768
--------------------------------------------------------------------------------
 Remington Oil
 & Gas Corp.(1)                                         3,200             49,920
--------------------------------------------------------------------------------
 Rio Alto Resources
 International, Inc.(1)                                13,700              5,534
--------------------------------------------------------------------------------
 Sunoco, Inc.                                          24,200            860,068
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                                 30,000          1,220,413
--------------------------------------------------------------------------------
 Ultra Petroleum Corp.(1)                              60,000            411,600
--------------------------------------------------------------------------------
 Upton Resources, Inc.(1)                             100,000            227,230
--------------------------------------------------------------------------------
 Valero Energy Corp.                                   20,000            681,200
--------------------------------------------------------------------------------
 Western Gas
 Resources, Inc.                                       32,000          1,000,640
                                                                     -----------
                                                                      41,289,845

--------------------------------------------------------------------------------
 FINANCIALS--21.2%
--------------------------------------------------------------------------------
 BANKS--12.5%
 American Financial
 Holdings, Inc.                                        10,300            293,962
--------------------------------------------------------------------------------
 AmSouth Bancorp                                       70,900          1,582,488
--------------------------------------------------------------------------------
 Arrow Financial Corp.                                 13,740            467,985








                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Associated Banc-Corp                                  23,600        $   835,440
--------------------------------------------------------------------------------
 Astoria Financial Corp.                               27,200            915,280
--------------------------------------------------------------------------------
 BancorpSouth, Inc.                                    18,100            360,190
--------------------------------------------------------------------------------
 Bank Mutual Corp.                                     16,100            309,925
--------------------------------------------------------------------------------
 Bank of America Corp.                                 75,000          4,987,500
--------------------------------------------------------------------------------
 Bank of the Ozarks, Inc.                               1,300             28,600
--------------------------------------------------------------------------------
 Bank One Corp.                                       115,000          4,474,650
--------------------------------------------------------------------------------
 Banknorth Group, Inc.                                 54,710          1,391,823
--------------------------------------------------------------------------------
 BankUnited Financial
 Corp., Cl. A(1)                                       44,100            749,700
--------------------------------------------------------------------------------
 Bay View Capital Corp.(1)                             13,000             71,760
--------------------------------------------------------------------------------
 BOK Financial Corp.                                    2,900             90,944
--------------------------------------------------------------------------------
 Brookline Bancorp, Inc.                               17,495            195,944
--------------------------------------------------------------------------------
 Camden National Corp.                                  1,000             24,250
--------------------------------------------------------------------------------
 Capitol Federal Financial                             13,600            359,176
--------------------------------------------------------------------------------
 Cascade Bancorp                                       10,200            170,952
--------------------------------------------------------------------------------
 Charter One Financial, Inc.                            5,850            198,432
--------------------------------------------------------------------------------
 Chemical Financial Corp.                               4,200            131,922
--------------------------------------------------------------------------------
 Citizens Banking Corp.                                 6,700            188,002
--------------------------------------------------------------------------------
 Citizens First Bancorp, Inc.                           4,600             94,295
--------------------------------------------------------------------------------
 City Holding Co.                                       2,600             64,740
--------------------------------------------------------------------------------
 Coastal Financial Corp.                                1,500             22,425
--------------------------------------------------------------------------------
 Comerica, Inc.                                        25,000          1,454,000
--------------------------------------------------------------------------------
 Commerce
 Bancshares, Inc.                                       8,900            363,565
--------------------------------------------------------------------------------
 Commercial Federal Corp.                              48,000          1,260,000
--------------------------------------------------------------------------------
 Commonwealth
 Bancorp, Inc.                                         24,800            783,680
--------------------------------------------------------------------------------
 Community First
 Bankshares, Inc.                                      25,700            652,266
--------------------------------------------------------------------------------
 Compass Bancshares, Inc.                              18,600            598,734
--------------------------------------------------------------------------------
 Connecticut
 Bancshares, Inc.                                      11,100            339,216
--------------------------------------------------------------------------------
 Cullen/Frost Bankers, Inc.                            16,600            607,560
--------------------------------------------------------------------------------
 CVB Financial Corp.                                   12,850            247,363
--------------------------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                                      39,800          1,024,452
--------------------------------------------------------------------------------
 Downey Financial Corp.                                13,900            591,723
--------------------------------------------------------------------------------
 East West Bancorp, Inc.                               20,000            691,800
--------------------------------------------------------------------------------
 Fidelity Bankshares, Inc.                             23,249            468,467
--------------------------------------------------------------------------------
 First Commonwealth
 Financial Corp.                                       19,200            243,072


16 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 First Community
 Bancshares, Inc.                                      20,300        $   638,435
--------------------------------------------------------------------------------
 First Essex Bancorp, Inc.                             23,300            701,563
--------------------------------------------------------------------------------
 First Federal Capital Corp.                           37,800            767,718
--------------------------------------------------------------------------------
 First Financial Bancorp                                3,500             65,975
--------------------------------------------------------------------------------
 First Financial
 Holdings, Inc.                                        32,300            982,889
--------------------------------------------------------------------------------
 First Midwest
 Bancorp, Inc.                                         14,825            422,364
--------------------------------------------------------------------------------
 First Niagara
 Financial Group, Inc.                                  6,700            187,600
--------------------------------------------------------------------------------
 First Sentinel Bancorp, Inc.                          20,100            273,360
--------------------------------------------------------------------------------
 First Tennessee
 National Corp.                                        16,900            632,567
--------------------------------------------------------------------------------
 First Virginia Banks, Inc.                            10,400            584,064
--------------------------------------------------------------------------------
 FirstMerit Corp.                                      13,100            313,352
--------------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                                40,050            812,214
--------------------------------------------------------------------------------
 FleetBoston
 Financial Corp.                                      100,000          2,320,000
--------------------------------------------------------------------------------
 Flushing Financial Corp.                              28,800            550,944
--------------------------------------------------------------------------------
 Frontier Financial Corp.                               1,100             27,808
--------------------------------------------------------------------------------
 Golden West
 Financial Corp.                                       20,000          1,315,000
--------------------------------------------------------------------------------
 Granite State
 Bankshares, Inc.                                       8,800            261,096
--------------------------------------------------------------------------------
 Great Southern
 Bancorp, Inc.                                          6,700            249,039
--------------------------------------------------------------------------------
 Greenpoint
 Financial Corp.                                       30,000          1,449,000
--------------------------------------------------------------------------------
 Hanmi Financial Corp.                                 13,600            203,048
--------------------------------------------------------------------------------
 Harbor Florida
 Bancshares, Inc.                                      45,300          1,044,165
--------------------------------------------------------------------------------
 Hibernia Corp., Cl. A                                 31,600            656,648
--------------------------------------------------------------------------------
 Hudson City Bancorp, Inc.                             19,500            359,190
--------------------------------------------------------------------------------
 Hudson United Bancorp                                 24,600            693,720
--------------------------------------------------------------------------------
 Huntington
 Bancshares, Inc.                                      33,300            657,342
--------------------------------------------------------------------------------
 IBERIABANK Corp.                                       6,500            250,250
--------------------------------------------------------------------------------
 Independence
 Community Bank Corp.                                  39,000          1,185,210
--------------------------------------------------------------------------------
 Independent Bank
 Corp.-Massachusetts                                    5,000            103,750
--------------------------------------------------------------------------------
 Independent Bank
 Corp.-Michigan                                        20,400            630,564
--------------------------------------------------------------------------------
 Integra Bank Corp.                                     1,400             29,764





                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 International
 Bancshares Corp.                                       2,000        $    79,020
--------------------------------------------------------------------------------
 KeyCorp                                               60,000          1,575,600
--------------------------------------------------------------------------------
 Lakeland Bancorp, Inc.                                 1,200             23,712
--------------------------------------------------------------------------------
 Local Financial Corp.(1)                              46,500            697,500
--------------------------------------------------------------------------------
 MAF Bancorp, Inc.                                     28,300            984,840
--------------------------------------------------------------------------------
 Main Street Banks, Inc.                                6,400            124,160
--------------------------------------------------------------------------------
 MB Financial, Inc.                                     9,100            272,818
--------------------------------------------------------------------------------
 Midwest Banc
 Holdings, Inc.                                        22,650            376,896
--------------------------------------------------------------------------------
 Mississippi Valley
 Bancshares, Inc.                                       7,800            398,112
--------------------------------------------------------------------------------
 Net.B@nk, Inc.(1)                                     29,346            266,755
--------------------------------------------------------------------------------
 North Fork Bancorp, Inc.                              36,700          1,490,387
--------------------------------------------------------------------------------
 OceanFirst Financial Corp.                            33,000            687,060
--------------------------------------------------------------------------------
 Old National Bancorp                                   6,600            171,534
--------------------------------------------------------------------------------
 Old Second Bancorp, Inc.                               4,133            169,370
--------------------------------------------------------------------------------
 Oriental Financial
 Group, Inc.                                            4,050             97,605
--------------------------------------------------------------------------------
 Pacific Capital Bancorp                               23,166            578,687
--------------------------------------------------------------------------------
 Pacific Northwest
 Bancorp                                               33,800            928,486
--------------------------------------------------------------------------------
 PennFed Financial
 Services, Inc.                                         4,100            106,600
--------------------------------------------------------------------------------
 PFF Bancorp, Inc.                                     22,800            790,020
--------------------------------------------------------------------------------
 Popular, Inc.                                          6,200            216,876
--------------------------------------------------------------------------------
 Port Financial Corp.                                  15,400            597,520
--------------------------------------------------------------------------------
 Prosperity Bancshares, Inc.                           21,800            397,850
--------------------------------------------------------------------------------
 Provident Financial
 Group, Inc.                                            4,400            115,720
--------------------------------------------------------------------------------
 Quaker City Bancorp, Inc.(1)                          10,150            351,190
--------------------------------------------------------------------------------
 R&G Financial Corp., Cl. B                            11,700            233,415
--------------------------------------------------------------------------------
 Regions Financial Corp.                               33,900          1,194,297
--------------------------------------------------------------------------------
 Republic Bancorp, Inc.                                35,800            482,226
--------------------------------------------------------------------------------
 Republic Bancorp,
 Inc., Cl. A                                           19,800            226,908
--------------------------------------------------------------------------------
 Roslyn Bancorp, Inc.                                  60,600          1,309,081
--------------------------------------------------------------------------------
 S&T Bancorp, Inc.                                      7,500            190,575
--------------------------------------------------------------------------------
 S.Y. Bancorp, Inc.                                     5,400            192,780
--------------------------------------------------------------------------------
 Sandy Spring Bancorp, Inc.                            17,100            503,595
--------------------------------------------------------------------------------
 Seacoast Banking
 Corp. of Florida                                      30,600            488,988


17 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Seacoast Financial
 Services Corp.                                       20,700         $   432,009
--------------------------------------------------------------------------------
 Second Bancorp, Inc.                                  8,900             232,913
--------------------------------------------------------------------------------
 South Financial Group,
 Inc. (The)                                              100               2,052
--------------------------------------------------------------------------------
 Southern Financial
 Bancorp, Inc.                                         1,100              31,075
--------------------------------------------------------------------------------
 Sovereign Bancorp, Inc.                              64,700             937,503
--------------------------------------------------------------------------------
 State Bancorp, Inc.                                     115               1,830
--------------------------------------------------------------------------------
 Staten Island Bancorp, Inc.                          33,300             656,676
--------------------------------------------------------------------------------
 Sterling Bancorp                                     10,350             309,051
--------------------------------------------------------------------------------
 SunTrust Banks, Inc.                                 30,000           1,974,000
--------------------------------------------------------------------------------
 Texas Regional
 Bancshares, Inc., Cl. A                               3,300             108,900
--------------------------------------------------------------------------------
 Troy Financial Corp.                                 22,575             643,613
--------------------------------------------------------------------------------
 U.S. Bancorp                                        165,000           3,529,350
--------------------------------------------------------------------------------
 U.S.B. Holding Co., Inc.                              1,100              19,250
--------------------------------------------------------------------------------
 UCBH Holdings, Inc.                                  14,900             612,837
--------------------------------------------------------------------------------
 UnionBanCal Corp.                                    10,100             438,037
--------------------------------------------------------------------------------
 Wachovia Corp.                                       55,000           1,969,000
--------------------------------------------------------------------------------
 Washington Federal, Inc.                             11,000             275,000
--------------------------------------------------------------------------------
 Waypoint Financial Corp.                             38,300             687,485
--------------------------------------------------------------------------------
 Webster Financial Corp.                              21,100             780,489
--------------------------------------------------------------------------------
 WesBanco, Inc.                                        9,400             213,286
--------------------------------------------------------------------------------
 Westamerica Bancorp                                   8,300             324,198
--------------------------------------------------------------------------------
 Westcorp                                             30,800             610,148
--------------------------------------------------------------------------------
 WSFS Financial Corp.                                 13,800             345,414
                                                                     -----------
                                                                      77,159,221

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--3.3%
 American Express Co.                                 25,000             881,500
--------------------------------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)                                           23,900           1,439,258
--------------------------------------------------------------------------------
 Cash America
 International, Inc.                                 104,700             821,895
--------------------------------------------------------------------------------
 Citigroup, Inc.                                     200,000           6,708,000
--------------------------------------------------------------------------------
 Countrywide Credit
 Industries, Inc.                                     28,400           1,443,004
--------------------------------------------------------------------------------
 Credit Acceptance Corp.(1)                           88,000             809,600
--------------------------------------------------------------------------------
 Doral Financial Corp.                                20,900             801,306
--------------------------------------------------------------------------------
 Friedman, Billings,
 Ramsey Group, Inc.(1)                                68,900             740,675




                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS Continued
 Hawthorne
 Financial Corp.(1)                                    19,200        $   526,080
--------------------------------------------------------------------------------
 iDine Rewards
 Network, Inc.(1)                                      32,900            409,276
--------------------------------------------------------------------------------
 ITLA Capital Corp.(1)                                  2,400             68,520
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                               75,000          1,872,000
--------------------------------------------------------------------------------
 Moody's Corp.                                         30,000          1,488,000
--------------------------------------------------------------------------------
 Neuberger Berman, Inc.                                12,500            381,000
--------------------------------------------------------------------------------
 New Century
 Financial Corp.                                       55,300          1,522,409
--------------------------------------------------------------------------------
 Sterling Financial Corp.                               1,800             33,570
--------------------------------------------------------------------------------
 Walter Industries, Inc.                               30,000            375,000
--------------------------------------------------------------------------------
 World Acceptance Corp.(1)                             13,000            112,710
                                                                     -----------
                                                                      20,433,803

--------------------------------------------------------------------------------
 INSURANCE--4.8%
 21st Century
 Insurance Group                                        5,000             83,500
--------------------------------------------------------------------------------
 ACE Ltd.                                              43,000          1,361,810
--------------------------------------------------------------------------------
 Alfa Corp.                                            11,700            146,367
--------------------------------------------------------------------------------
 Allstate Corp.                                        65,000          2,470,650
--------------------------------------------------------------------------------
 American National
 Financial, Inc.                                        4,250             57,417
--------------------------------------------------------------------------------
 CCC Information
 Services Group, Inc.(1)                               26,500            314,290
--------------------------------------------------------------------------------
 Chubb Corp.                                           30,000          1,946,700
--------------------------------------------------------------------------------
 Cincinnati Financial Corp.                            18,000            721,620
--------------------------------------------------------------------------------
 CNA Surety Corp.                                       1,700             24,055
--------------------------------------------------------------------------------
 Commerce Group,
 Inc. (The)                                             7,000            259,700
--------------------------------------------------------------------------------
 CorVel Corp.(1)                                       16,600            491,360
--------------------------------------------------------------------------------
 Danielson Holding Corp.(1)                            11,000             51,700
--------------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.                                       28,945            856,483
--------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                 17,300            751,685
--------------------------------------------------------------------------------
 John Hancock
--------------------------------------------------------------------------------
 Financial Services, Inc.                              38,400          1,271,040
--------------------------------------------------------------------------------
 Lincoln National Corp.                                36,500          1,339,185
--------------------------------------------------------------------------------
 Loews Corp.                                           30,000          1,423,200
--------------------------------------------------------------------------------
 Marsh & McLennan
 Cos., Inc.                                            50,000          2,395,000
--------------------------------------------------------------------------------
 MBIA, Inc.                                            10,000            495,900
--------------------------------------------------------------------------------
 MetLife, Inc.                                         41,800          1,178,342


18 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
 INSURANCE Continued
 Nationwide Financial
 Services, Inc., Cl. A                                 10,800        $   333,504
--------------------------------------------------------------------------------
 Ohio Casualty Corp.(1)                                56,500          1,063,330
--------------------------------------------------------------------------------
 Old Republic
 International Corp.                                   30,800            969,584
--------------------------------------------------------------------------------
 Penn-America
 Group, Inc.                                            2,000             19,900
--------------------------------------------------------------------------------
 Philadelphia
 Consolidated Holding Co.(1)                            7,600            305,748
--------------------------------------------------------------------------------
 Presidential Life Corp.                               12,500            223,125
--------------------------------------------------------------------------------
 Progressive Corp.                                     27,000          1,381,050
--------------------------------------------------------------------------------
 Protective Life Corp.                                 25,200            806,400
--------------------------------------------------------------------------------
 Radian Group, Inc.                                    28,268          1,294,674
--------------------------------------------------------------------------------
 Reinsurance Group
 of America, Inc.                                      12,000            356,400
--------------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                                         27,600          1,076,400
--------------------------------------------------------------------------------
 RLI Corp.                                              6,500            341,575
--------------------------------------------------------------------------------
 Selective Insurance
 Group, Inc.                                            1,800             45,936
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                   55,000          1,716,550
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. A(1)                              50,500            823,150
--------------------------------------------------------------------------------
 Triad Guaranty, Inc.(1)                               14,900            659,027
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                 5,000            370,500
--------------------------------------------------------------------------------
 Zenith National
 Insurance Corp.                                        2,900             79,750
                                                                     -----------
                                                                      29,506,607

--------------------------------------------------------------------------------
 REAL ESTATE--0.6%
 Anworth Mortgage
 Asset Corp.                                           25,900            303,289
--------------------------------------------------------------------------------
 Apex Mortgage
 Capital, Inc.                                         49,400            649,116
--------------------------------------------------------------------------------
 FBR Asset
 Investment Corp.                                      11,600            374,100
--------------------------------------------------------------------------------
 Impac Mortgage
 Holdings, Inc.                                        60,200            668,220
--------------------------------------------------------------------------------
 Jones Lang LaSalle, Inc.(1)                           29,600            596,144
--------------------------------------------------------------------------------
 Novastar Financial, Inc.                              24,100            672,390
--------------------------------------------------------------------------------
 RAIT Investment Trust                                 11,600            234,320
--------------------------------------------------------------------------------
 Ramco-Gershenson
 Properties Trust                                      11,900            242,760
--------------------------------------------------------------------------------
 Stratus Properties, Inc.(1)                            7,500             65,625








                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
------------------------------------------------------------------------------
 REAL ESTATE Continued
 Urstadt Biddle
 Properties, Inc.                                        1,600      $   18,048
------------------------------------------------------------------------------
 William Lyon Homes, Inc.(1)                             9,300         187,395
                                                                   -----------
                                                                     4,011,407

------------------------------------------------------------------------------
 HEALTH CARE--7.8%
------------------------------------------------------------------------------
 BIOTECHNOLOGY--0.2%
 Embrex, Inc.(1)                                        21,600         272,376
------------------------------------------------------------------------------
 Idexx Laboratories, Inc.(1)                            36,800       1,076,400
                                                                   -----------
                                                                     1,348,776

------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--2.8%
 Advanced Medical
 Optics, Inc.(1)                                         4,888          49,858
------------------------------------------------------------------------------
 American Medical
 Systems Holdings, Inc.(1)                              56,000       1,061,200
------------------------------------------------------------------------------
 Bausch & Lomb, Inc.                                    30,000         992,400
------------------------------------------------------------------------------
 Baxter International, Inc.                             55,200       2,203,032
------------------------------------------------------------------------------
 Becton, Dickinson & Co.                                44,300       1,287,358
------------------------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A(1)                                         17,500         720,825
------------------------------------------------------------------------------
 Cholestech Corp.(1)                                     6,500          71,630
------------------------------------------------------------------------------
 ConMed Corp.(1)                                        26,300         479,975
------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                                 8,300         364,370
------------------------------------------------------------------------------
 Diagnostic Products Corp.                              21,800         782,620
------------------------------------------------------------------------------
 Fischer Imaging Corp.(1)                               25,000         152,000
------------------------------------------------------------------------------
 HealthTronics Surgical
 Services, Inc.(1)                                      51,200         794,112
------------------------------------------------------------------------------
 Hillenbrand
 Industries, Inc.                                       10,000         540,600
------------------------------------------------------------------------------
 Hologic, Inc.(1)                                       79,900       1,021,921
------------------------------------------------------------------------------
 Kyphon, Inc.(1)                                        35,200         455,840
------------------------------------------------------------------------------
 Lifeline Systems, Inc.(1)                               4,800         118,800
------------------------------------------------------------------------------
 Meridian Medical
 Technologies, Inc.(1)                                  25,500         887,145
------------------------------------------------------------------------------
 Merit Medical
 Systems, Inc.(1)                                       68,125       1,270,667
------------------------------------------------------------------------------
 Noven
 Pharmaceuticals, Inc.(1)                               55,500         527,195
------------------------------------------------------------------------------
 OrthoLogic Corp.(1)                                    63,200         243,320
------------------------------------------------------------------------------
 Possis Medical, Inc.(1)                                33,600         331,296
------------------------------------------------------------------------------
 Quidel Corp.(1)                                         6,900          40,365
------------------------------------------------------------------------------
 Radiologix, Inc.(1)                                    64,500         738,525
------------------------------------------------------------------------------
 Respironics, Inc.(1)                                   18,700         598,774


19 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 Sybron Dental
 Specialties, Inc.(1)                                   22,300       $   292,353
--------------------------------------------------------------------------------
 Theragenics Corp.(1)                                   25,700           137,495
--------------------------------------------------------------------------------
 Viasys Healthcare, Inc.(1)                             16,200           237,330
--------------------------------------------------------------------------------
 Young Innovations, Inc.(1)                             44,400           969,252
                                                                     -----------
                                                                      17,370,258

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.5%
 aaiPharma, Inc.(1)                                     42,800           775,622
--------------------------------------------------------------------------------
 Aetna, Inc.                                            33,000         1,441,440
--------------------------------------------------------------------------------
 American Medical
 Security Group, Inc.(1)                                34,550           485,082
--------------------------------------------------------------------------------
 AmSurg Corp.(1)                                        51,100         1,524,824
--------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc.(1)                                         35,600           833,752
--------------------------------------------------------------------------------
 Beverly Enterprises, Inc.(1)                           32,200           102,074
--------------------------------------------------------------------------------
 BioReliance Corp.(1)                                   24,600           570,474
--------------------------------------------------------------------------------
 Cigna Corp.                                            12,000         1,080,000
--------------------------------------------------------------------------------
 Cole National Corp.(1)                                 43,400           616,280
--------------------------------------------------------------------------------
 Covance, Inc.(1)                                       66,500         1,126,510
--------------------------------------------------------------------------------
 Curative Health
 Services, Inc.(1)                                       6,900           121,440
--------------------------------------------------------------------------------
 D&K Healthcare
 Resources, Inc.                                        19,900           565,558
--------------------------------------------------------------------------------
 DaVita, Inc.(1)                                        42,900         1,012,440
--------------------------------------------------------------------------------
 Genesis Health
 Ventures, Inc.(1)                                       6,300           101,493
--------------------------------------------------------------------------------
 Hanger Orthopedic
 Group, Inc.(1)                                         24,700           293,930
--------------------------------------------------------------------------------
 Health Net, Inc.(1)                                    43,800           980,244
--------------------------------------------------------------------------------
 Hooper Holmes, Inc.                                    23,600           138,768
--------------------------------------------------------------------------------
 LabOne, Inc.(1)                                        17,300           368,663
--------------------------------------------------------------------------------
 Mid Atlantic Medical
 Services, Inc.(1)                                      23,500           765,160
--------------------------------------------------------------------------------
 Neoforma, Inc.(1)                                      64,000           467,200
--------------------------------------------------------------------------------
 Omega Healthcare
 Investors, Inc.(1)                                     11,800            73,750
--------------------------------------------------------------------------------
 Option Care, Inc.(1)                                    8,525           105,966
--------------------------------------------------------------------------------
 Owens & Minor, Inc.                                    14,600           215,350
--------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                            7,000           301,140
--------------------------------------------------------------------------------
 Parexel
 International Corp.(1)                                  4,600            54,556
--------------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc.(1)                                         30,000           894,000








                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Prime Medical
 Services, Inc.(1)                                      35,500       $   326,245
--------------------------------------------------------------------------------
 PSS World Medical, Inc.(1)                            138,300           746,820
--------------------------------------------------------------------------------
 Quality Systems, Inc.(1)                                2,000            32,360
--------------------------------------------------------------------------------
 Select Medical Corp.(1)                                53,800           785,480
--------------------------------------------------------------------------------
 Sierra Health Services, Inc.(1)                        60,000         1,365,000
--------------------------------------------------------------------------------
 Tenet Healthcare Corp.(1)                              47,250         2,251,462
--------------------------------------------------------------------------------
 Tripos, Inc.(1)                                        12,000            77,640
--------------------------------------------------------------------------------
 U.S. Physical Therapy, Inc.(1)                         49,800           705,666
--------------------------------------------------------------------------------
 United Surgical
 Partners International, Inc.(1)                        10,200           293,046
--------------------------------------------------------------------------------
 US Oncology, Inc.(1)                                    4,400            32,208
                                                                     -----------
                                                                      21,631,643

--------------------------------------------------------------------------------
 PHARMACEUTICALS--1.3%
 Bradley
 Pharmaceuticals, Inc.(1)                               13,300           146,034
--------------------------------------------------------------------------------
 ICN Pharmaceuticals, Inc.                              19,000           199,310
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                     145,000         7,192,000
--------------------------------------------------------------------------------
 Perrigo Co.(1)                                         29,400           339,864
                                                                     -----------
                                                                       7,877,208

--------------------------------------------------------------------------------
 INDUSTRIALS--14.8%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.6%
 Cubic Corp.                                            11,400           234,840
--------------------------------------------------------------------------------
 Ducommun, Inc.(1)                                      33,600           619,920
--------------------------------------------------------------------------------
 Dynamics Research Corp.(1)                             13,500           249,885
--------------------------------------------------------------------------------
 FLIR Systems, Inc.(1)                                  17,700           723,930
--------------------------------------------------------------------------------
 Goodrich Corp.                                         26,600           593,446
--------------------------------------------------------------------------------
 Honeywell
 International, Inc.                                    80,000         2,588,800
--------------------------------------------------------------------------------
 Integrated Defense
 Technologies, Inc.(1)                                   5,400           112,320
--------------------------------------------------------------------------------
 Kroll, Inc.(1)                                         38,200           817,480
--------------------------------------------------------------------------------
 Lockheed Martin Corp.                                  25,000         1,602,750
--------------------------------------------------------------------------------
 MTC Technologies, Inc.(1)                              22,500           404,347
--------------------------------------------------------------------------------
 Orbital Sciences Corp.(1)                              83,500           324,815
--------------------------------------------------------------------------------
 Veridian Corp.(1)                                      67,200         1,333,920
                                                                     -----------
                                                                       9,606,453

--------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.3%
 Airborne, Inc.                                         12,300           166,296
--------------------------------------------------------------------------------
 FedEx Corp.                                            38,300         1,951,385
                                                                     -----------
                                                                       2,117,681



20 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 AIRLINES--0.1%
 Atlantic Coast Airlines
 Holdings, Inc.(1)                                      20,000        $  313,000
--------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.4%
 Aaon, Inc.(1)                                          37,550           632,342
--------------------------------------------------------------------------------
 American Woodmark
 Corp                                                   19,200           879,552
--------------------------------------------------------------------------------
 Chase Industries, Inc.(1)                               4,900            58,310
--------------------------------------------------------------------------------
 Elcor Corp.                                            45,200           937,900
--------------------------------------------------------------------------------
 Griffon Corp.                                          54,800           827,480
--------------------------------------------------------------------------------
 Intermet Corp.                                         44,900           358,751
--------------------------------------------------------------------------------
 Lennox International, Inc.                             73,700         1,223,420
--------------------------------------------------------------------------------
 Masco Corp.                                            56,400         1,364,880
--------------------------------------------------------------------------------
 Simpson Manufacturing
 Co., Inc.(1)                                            4,100           243,335
--------------------------------------------------------------------------------
 Trex Co., Inc.(1)                                      48,100         1,291,485
--------------------------------------------------------------------------------
 Universal Forest
 Products, Inc.                                         20,000           380,000
--------------------------------------------------------------------------------
 Watsco, Inc.                                           25,100           356,420
                                                                     -----------
                                                                       8,553,875

--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--5.3%
 Arbitron, Inc.(1)                                      41,300         1,377,355
--------------------------------------------------------------------------------
 Banta Corp.                                             5,300           174,476
--------------------------------------------------------------------------------
 Bowne & Co., Inc.                                      93,300         1,119,600
--------------------------------------------------------------------------------
 Bright Horizons
 Family Solutions, Inc.(1)                              38,700         1,060,380
--------------------------------------------------------------------------------
 Casella Waste
 Systems, Inc., Cl. A(1)                                 8,000            69,200
--------------------------------------------------------------------------------
 Central Parking Corp.                                  18,100           381,005
--------------------------------------------------------------------------------
 Chemed Corp.                                            3,000           100,200
--------------------------------------------------------------------------------
 Clean Harbors, Inc.(1)                                 32,400           279,288
--------------------------------------------------------------------------------
 Coinstar, Inc.(1)                                      29,800           834,996
--------------------------------------------------------------------------------
 CSS Industries, Inc.(1)                                 5,700           189,525
--------------------------------------------------------------------------------
 Ennis Business Forms, Inc.                             34,500           427,800
--------------------------------------------------------------------------------
 Expedia, Inc., Cl. A(1)                                18,000           875,160
--------------------------------------------------------------------------------
 FactSet Research
 Systems, Inc.                                          29,000           756,030
--------------------------------------------------------------------------------
 First Data Corp.                                       74,800         2,614,260
--------------------------------------------------------------------------------
 FTI Consulting, Inc.(1)                                26,850         1,080,713
--------------------------------------------------------------------------------
 G&K Services, Inc., Cl. A                               6,900           208,104
--------------------------------------------------------------------------------
 General Binding Corp.(1)                               22,000           379,500
--------------------------------------------------------------------------------
 Global Imaging
 Systems, Inc.(1)                                       57,100         1,150,565
--------------------------------------------------------------------------------
 Global Payments, Inc.                                  44,000         1,144,000





                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 H&R Block, Inc.                                        32,600       $ 1,573,928
--------------------------------------------------------------------------------
 Headwaters, Inc.(1)                                    60,000           844,200
--------------------------------------------------------------------------------
 Healthcare Services
 Group, Inc.(1)                                          1,000            14,540
--------------------------------------------------------------------------------
 ICT Group, Inc.(1)                                     45,500           718,900
--------------------------------------------------------------------------------
 Imagistics
 International, Inc.(1)                                  5,500            93,555
--------------------------------------------------------------------------------
 IMS Health, Inc.                                       20,000           316,400
--------------------------------------------------------------------------------
 Information
 Resources, Inc.(1)                                     36,500           180,675
--------------------------------------------------------------------------------
 Innodata Corp.(1)                                      25,000            27,250
--------------------------------------------------------------------------------
 ITT Educational
 Services, Inc.(1)                                      61,100           962,325
--------------------------------------------------------------------------------
 Kelly Services, Inc., Cl. A                            15,700           391,558
--------------------------------------------------------------------------------
 Kimball International,
 Inc., Cl. B                                             8,200           110,946
--------------------------------------------------------------------------------
 Labor Ready, Inc.(1)                                  114,400           805,376
--------------------------------------------------------------------------------
 Landauer, Inc.                                          9,000           300,600
--------------------------------------------------------------------------------
 MemberWorks, Inc.(1)                                    8,000           120,000
--------------------------------------------------------------------------------
 Moore Corp. Ltd.(1)                                    42,800           443,836
--------------------------------------------------------------------------------
 MPS Group, Inc.(1)                                    176,500           935,450
--------------------------------------------------------------------------------
 Navigant
 International, Inc.(1)                                 43,500           500,250
--------------------------------------------------------------------------------
 New England
 Business Service, Inc.                                  6,300           149,625
--------------------------------------------------------------------------------
 Pegasus Solutions, Inc.(1)                             53,800           857,572
--------------------------------------------------------------------------------
 Pegasystems, Inc.(1)                                   56,100           457,215
--------------------------------------------------------------------------------
 Per-Se Technologies, Inc.(1)                           84,600           681,030
--------------------------------------------------------------------------------
 Pittston Brink's Group                                 26,000           590,980
--------------------------------------------------------------------------------
 ProQuest Co.(1)                                        27,500           811,250
--------------------------------------------------------------------------------
 RemedyTemp, Inc.(1)                                     4,100            51,660
--------------------------------------------------------------------------------
 Right Management
 Consultants, Inc.(1)                                   53,250         1,198,125
--------------------------------------------------------------------------------
 Schawk, Inc.                                           14,000           143,920
--------------------------------------------------------------------------------
 Standard Register
 Co. (The)                                               9,200           219,880
--------------------------------------------------------------------------------
 Strayer Education, Inc.                                13,000           721,500
--------------------------------------------------------------------------------
 Switchboard, Inc.(1)                                    1,700             4,777
--------------------------------------------------------------------------------
 Tyler Technologies, Inc.(1)                            97,700           480,684
--------------------------------------------------------------------------------
 UniFirst Corp.                                         18,100           449,785
--------------------------------------------------------------------------------
 University of
 Phoenix Online(1)                                      29,800           787,018
--------------------------------------------------------------------------------
 Viad Corp.                                             42,000           958,860



21 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Wallace Computer
 Services, Inc.                                          5,900       $   104,135
--------------------------------------------------------------------------------
 Waste Connections, Inc.(1)                              8,000           258,320
--------------------------------------------------------------------------------
 World Fuel Services Corp.                              47,400         1,009,620
                                                                     -----------
                                                                      32,497,902

--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.3%
 Butler Manufacturing Co.                                4,300           109,865
--------------------------------------------------------------------------------
 Comfort Systems
 USA, Inc.(1)                                           79,200           293,040
--------------------------------------------------------------------------------
 EMCOR Group, Inc.(1)                                   15,900           850,650
--------------------------------------------------------------------------------
 McDermott
 International, Inc.(1)                                 60,000           281,400
--------------------------------------------------------------------------------
 WCI Communities, Inc.(1)                               10,400           193,440
                                                                     -----------
                                                                       1,728,395

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.9%
 Acuity Brands, Inc.                                    24,400           320,860
--------------------------------------------------------------------------------
 Baldor Electric Co.                                    13,300           290,871
--------------------------------------------------------------------------------
 Energizer Holdings, Inc.(1)                            37,200           998,820
--------------------------------------------------------------------------------
 Franklin Electric Co., Inc.                            20,300         1,016,421
--------------------------------------------------------------------------------
 Genlyte Group, Inc. (The)(1)                            7,200           275,760
--------------------------------------------------------------------------------
 Littlefuse, Inc.(1)                                     5,900           124,490
--------------------------------------------------------------------------------
 Paxar Corp.(1)                                         55,300           893,095
--------------------------------------------------------------------------------
 Smith (A.O.) Corp.                                     42,500         1,221,875
--------------------------------------------------------------------------------
 Woodward Governor Co.                                  11,500           588,340
                                                                     -----------
                                                                       5,730,532

--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.8%
 3M Co.                                                 25,000         3,145,750
--------------------------------------------------------------------------------
 Carlisle Cos., Inc.                                    22,800           984,276
--------------------------------------------------------------------------------
 Lydall, Inc.(1)                                        17,300           214,520
--------------------------------------------------------------------------------
 Tredegar Corp.                                         42,700           747,250
                                                                     -----------
                                                                       5,091,796

--------------------------------------------------------------------------------
 MACHINERY--2.6%
 Actuant Corp., Cl. A(1)                                18,100           674,225
--------------------------------------------------------------------------------
 Albany International
 Corp., Cl. A                                           14,100           327,120
--------------------------------------------------------------------------------
 Barnes Group, Inc.                                     25,500           499,290
--------------------------------------------------------------------------------
 Chicago Bridge & Iron
 Co. NV                                                 40,000         1,066,000
--------------------------------------------------------------------------------
 CIRCOR International, Inc.                             29,700           500,445
--------------------------------------------------------------------------------
 CTB International Corp.(1)                              8,200           120,950





                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 MACHINERY Continued
 Cuno, Inc.(1)                                          16,300       $   532,358
--------------------------------------------------------------------------------
 Deere & Co.                                            15,000           630,300
--------------------------------------------------------------------------------
 Donaldson Co., Inc.                                    27,900           935,208
--------------------------------------------------------------------------------
 Dover Corp.                                            41,600         1,220,960
--------------------------------------------------------------------------------
 Eaton Corp.                                            12,700           886,714
--------------------------------------------------------------------------------
 Encore Wire Corp.(1)                                   67,800           605,454
--------------------------------------------------------------------------------
 EnPro Industries, Inc.(1)                               5,320            29,739
--------------------------------------------------------------------------------
 Gibraltar Steel Corp.                                   8,900           184,853
--------------------------------------------------------------------------------
 Harsco Corp.                                           23,400           687,024
--------------------------------------------------------------------------------
 Idex Corp.                                             16,500           513,975
--------------------------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A                              30,000         1,151,700
--------------------------------------------------------------------------------
 Lindsay
 Manufacturing Co.                                       3,000            64,800
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                     4,500           247,275
--------------------------------------------------------------------------------
 Osmonics, Inc.(1)                                      32,800           395,240
--------------------------------------------------------------------------------
 Pentair, Inc.                                          28,900         1,175,363
--------------------------------------------------------------------------------
 Regal-Beloit Corp.                                      7,800           145,470
--------------------------------------------------------------------------------
 Spartan Motors, Inc.                                   16,200           204,906
--------------------------------------------------------------------------------
 Tennant Co.                                               400            15,040
--------------------------------------------------------------------------------
 Terex Corp.(1)                                         24,700           482,391
--------------------------------------------------------------------------------
 Thomas Industries, Inc.                                43,700         1,162,420
--------------------------------------------------------------------------------
 Timken Co.                                             51,100         1,019,956
--------------------------------------------------------------------------------
 Watts Industries,
 Inc., Cl. A                                            41,900           741,630
                                                                     -----------
                                                                      16,220,806

--------------------------------------------------------------------------------
 MARINE--0.1%
 Gulfmark Offshore, Inc.(1)                             35,000           438,550
--------------------------------------------------------------------------------
 Maritrans, Inc.                                        11,000           139,150
--------------------------------------------------------------------------------
 OMI Corp.(1)                                           72,900           273,375
                                                                     -----------
                                                                         851,075

--------------------------------------------------------------------------------
 ROAD & RAIL--1.4%
 Burlington Northern
 Santa Fe Corp.                                         50,000         1,471,000
--------------------------------------------------------------------------------
 CNF Transportation, Inc.                               14,200           451,986
--------------------------------------------------------------------------------
 Covenant
 Transport, Inc., Cl. A(1)                              14,300           275,418
--------------------------------------------------------------------------------
 Dollar Thrifty
 Automotive Group, Inc.(1)                              18,600           360,840
--------------------------------------------------------------------------------
 Genesee & Wyoming,
 Inc., Cl. A(1)                                         21,900           385,024
--------------------------------------------------------------------------------
 Heartland Express, Inc.                                32,041           639,538



22 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 ROAD & RAIL Continued
 Hunt (J.B.) Transport
 Services, Inc.(1)                                      11,700        $  307,944
--------------------------------------------------------------------------------
 Knight Transportation,
 Inc.(1)                                                34,350           607,995
--------------------------------------------------------------------------------
 Landstar System, Inc.(1)                                3,000           299,430
--------------------------------------------------------------------------------
 Mullen
 Transportation, Inc.                                   41,000           781,544
--------------------------------------------------------------------------------
 Norfolk Southern Corp.                                 80,000         1,620,000
--------------------------------------------------------------------------------
 P.A.M. Transportation
 Services, Inc.(1)                                      13,600           322,320
--------------------------------------------------------------------------------
 Roadway Corp.                                           4,200           123,312
--------------------------------------------------------------------------------
 Ryder Systems, Inc.                                    39,800         1,041,566
--------------------------------------------------------------------------------
 U.S. Xpress Enterprises,
 Inc., Cl. A(1)                                          6,600            79,530
                                                                     -----------
                                                                       8,767,447

--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--9.5%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.7%
 3Com Corp.(1)                                         152,200           686,422
--------------------------------------------------------------------------------
 ADTRAN, Inc.(1)                                        20,700           388,125
--------------------------------------------------------------------------------
 ClearOne
 Communications, Inc.(1)                                 6,100            82,777
--------------------------------------------------------------------------------
 ECI
 Telecommunications Ltd.(1)                             10,300            27,295
--------------------------------------------------------------------------------
 Inter-Tel, Inc.                                        70,800         1,478,304
--------------------------------------------------------------------------------
 NetScreen
 Technologies, Inc.(1)                                  49,600           546,642
--------------------------------------------------------------------------------
 Plantronics, Inc.(1)                                   42,000           770,280
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                               10,000           126,500
--------------------------------------------------------------------------------
 SpectraLink Corp.(1)                                   10,000            70,000
                                                                     -----------
                                                                       4,176,345

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.2%
 Creative Technology Ltd.                               17,500           168,000
--------------------------------------------------------------------------------
 International Business
 Machines Corp.                                         50,000         3,520,000
--------------------------------------------------------------------------------
 Iomega Corp.(1)                                        71,700           833,871
--------------------------------------------------------------------------------
 Pinnacle Systems, Inc.(1)                             111,800         1,037,504
--------------------------------------------------------------------------------
 SimpleTech, Inc.(1)                                    77,000           217,910
--------------------------------------------------------------------------------
 Storage Technology Corp.(1)                            57,500           816,500
--------------------------------------------------------------------------------
 Western Digital Corp.(1)                               94,600           420,024
                                                                     -----------
                                                                       7,013,809



                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
 Analogic Corp.                                          3,500        $  142,450
--------------------------------------------------------------------------------
 Benchmark
 Electronics, Inc.(1)                                   56,200         1,475,812
--------------------------------------------------------------------------------
 Checkpoint Systems, Inc.(1)                            73,200           799,344
--------------------------------------------------------------------------------
 Daktronics, Inc.(1)                                     1,800            16,920
--------------------------------------------------------------------------------
 DSP Group, Inc.(1)                                     35,900           603,479
--------------------------------------------------------------------------------
 EMS Technologies, Inc.(1)                              19,800           386,892
--------------------------------------------------------------------------------
 Excel Technology, Inc.(1)                              14,400           283,536
--------------------------------------------------------------------------------
 Intermagnetics
 General Corp.                                          30,224           383,845
--------------------------------------------------------------------------------
 InVision Technologies, Inc.(1)                         11,400           305,634
--------------------------------------------------------------------------------
 Methode
 Electronics, Inc., Cl. A                               67,600           659,032
--------------------------------------------------------------------------------
 MTS Systems Corp.                                      30,900           373,890
--------------------------------------------------------------------------------
 OSI Systems, Inc.(1)                                   76,600         1,150,532
--------------------------------------------------------------------------------
 Pioneer-Standard
 Electronics, Inc.                                      16,000           140,800
--------------------------------------------------------------------------------
 Rogers Corp.(1)                                         5,300           136,740
--------------------------------------------------------------------------------
 Sypris Solutions, Inc.(1)                               3,900            62,361
--------------------------------------------------------------------------------
 Tech Data Corp.(1)                                     24,300           815,265
--------------------------------------------------------------------------------
 Teledyne
 Technologies, Inc.(1)                                  30,400           472,720
                                                                     -----------
                                                                       8,209,252

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.3%
 Digitas, Inc.(1)                                       53,100           194,346
--------------------------------------------------------------------------------
 Neoware Systems, Inc.(1)                               40,700           562,474
--------------------------------------------------------------------------------
 Websense, Inc.(1)                                      78,000         1,238,640
                                                                     -----------
                                                                       1,995,460

--------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--0.7%
 Anteon
 International Corp.(1)                                 30,000           591,600
--------------------------------------------------------------------------------
 Cognizant Technology
 Solutions Corp.(1)                                     33,100         1,937,098
--------------------------------------------------------------------------------
 Gartner, Inc., Cl. B(1)                                27,200           221,952
--------------------------------------------------------------------------------
 IDX Systems Corp.(1)                                    7,300            84,059
--------------------------------------------------------------------------------
 MAPICS, Inc.(1)                                         3,800            19,000
--------------------------------------------------------------------------------
 SS&C Technologies, Inc.(1)                             51,900           682,485
--------------------------------------------------------------------------------
 Startek, Inc.(1)                                       16,700           375,750
--------------------------------------------------------------------------------
 Syntel, Inc.(1)                                        19,000           223,782
                                                                     -----------
                                                                       4,135,726



23 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.6%
 Captaris, Inc.(1)                                        2,800      $     7,168
--------------------------------------------------------------------------------
 Ikon Office Solutions, Inc.                            176,600        1,607,060
--------------------------------------------------------------------------------
 Xerox Corp.(1)                                         302,500        2,102,375
                                                                     -----------
                                                                       3,716,603

--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.8%
 Asyst Technologies, Inc.(1)                             58,300          696,685
--------------------------------------------------------------------------------
 Axcelis Technologies, Inc.(1)                           71,800          574,400
--------------------------------------------------------------------------------
 Cabot Microelectronics
 Corp.(1)                                                18,500          783,290
--------------------------------------------------------------------------------
 Cymer, Inc.(1)                                          34,700          971,253
--------------------------------------------------------------------------------
 ESS Technology, Inc.(1)                                 92,200        1,198,600
--------------------------------------------------------------------------------
 Exar Corp.(1)                                           39,300          655,131
--------------------------------------------------------------------------------
 Intel Corp.                                            250,000        4,697,500
--------------------------------------------------------------------------------
 KLA-Tencor Corp.(1)                                     36,000        1,418,040
--------------------------------------------------------------------------------
 National Semiconductor
 Corp.(1)                                                57,200        1,035,892
--------------------------------------------------------------------------------
 Power Integrations, Inc.(1)                             99,500        1,482,550
--------------------------------------------------------------------------------
 Rambus, Inc.(1)                                        239,900        1,237,884
--------------------------------------------------------------------------------
 Silicon Laboratories, Inc.(1)                           26,900          740,019
--------------------------------------------------------------------------------
 Siliconix, Inc.(1)                                      23,900          564,279
--------------------------------------------------------------------------------
 SpeedFam-IPEC, Inc.(1)                                  11,200           31,920
--------------------------------------------------------------------------------
 Standard Microsystems
 Corp.(1)                                                54,900        1,033,218
--------------------------------------------------------------------------------
 Supertex, Inc.(1)                                        1,600           19,696
--------------------------------------------------------------------------------
 White Electronic
 Designs Corp.(1)                                         3,900           28,197
--------------------------------------------------------------------------------
 Zoran Corp.(1)                                          19,850          283,061
                                                                     -----------
                                                                      17,451,615

--------------------------------------------------------------------------------
 SOFTWARE--1.9%
 Ansoft Corp.(1)                                         64,900          397,188
--------------------------------------------------------------------------------
 Ansys, Inc.(1)                                          39,000          812,370
--------------------------------------------------------------------------------
 Catapult
 Communications Corp.(1)                                 30,000          375,600
--------------------------------------------------------------------------------
 Dendrite
 International, Inc.(1)                                  41,900          225,422
--------------------------------------------------------------------------------
 DocuCorp
 International, Inc.(1)                                  24,200          327,910
--------------------------------------------------------------------------------
 Electronic Arts, Inc.(1)                                32,400        1,949,832
--------------------------------------------------------------------------------
 eResearch
 Technology, Inc.(1)                                      9,300          158,100
--------------------------------------------------------------------------------
 Fargo Electronics, Inc.(1)                               4,300           33,970
--------------------------------------------------------------------------------
 Gerber Scientific, Inc.(1)                              40,100           79,398
--------------------------------------------------------------------------------





                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 SOFTWARE Continued
 Imation Corp.(1)                                        60,700      $ 1,847,708
--------------------------------------------------------------------------------
 Kronos, Inc.(1)                                         32,000        1,022,720
--------------------------------------------------------------------------------
 MICROS Systems, Inc.(1)                                  9,400          237,820
--------------------------------------------------------------------------------
 Network Associates, Inc.(1)                             58,700          713,205
--------------------------------------------------------------------------------
 Novell, Inc.(1)                                         88,000          196,240
--------------------------------------------------------------------------------
 Plumtree Software, Inc.(1)                              32,200           97,244
--------------------------------------------------------------------------------
 Precis, Inc.(1)                                         10,000           71,300
--------------------------------------------------------------------------------
 Radiant Systems, Inc.(1)                               114,200          890,760
--------------------------------------------------------------------------------
 ScanSoft, Inc.(1)                                       83,500          526,050
 Systems & Computer
--------------------------------------------------------------------------------
 Technology Corp.(1)                                     10,100           85,446
--------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc.(1,2)                                     74,600        1,547,204
                                                                     -----------
                                                                      11,595,487

--------------------------------------------------------------------------------
 MATERIALS--5.9%
--------------------------------------------------------------------------------
 CHEMICALS--2.6%
 Albemarle Corp.                                         37,800        1,117,368
--------------------------------------------------------------------------------
 Arch Chemicals, Inc.                                     7,300          152,205
--------------------------------------------------------------------------------
 ChemFirst, Inc.                                         18,000          519,840
--------------------------------------------------------------------------------
 Crompton Corp.                                          91,900        1,024,685
--------------------------------------------------------------------------------
 Du Pont (E.I.)
 de Nemours & Co.                                        30,000        1,257,300
--------------------------------------------------------------------------------
 Eastman Chemical Co.                                    27,000        1,196,640
--------------------------------------------------------------------------------
 Ferro Corp.                                              5,900          170,510
--------------------------------------------------------------------------------
 Georgia Gulf Corp.                                      49,700        1,153,040
--------------------------------------------------------------------------------
 International Flavors
 & Fragrances, Inc.                                      55,700        1,703,863
--------------------------------------------------------------------------------
 Octel Corp.(1)                                          52,000        1,164,800
--------------------------------------------------------------------------------
 Olin Corp.                                              70,900        1,315,195
--------------------------------------------------------------------------------
 Omnova Solutions, Inc.(1)                              135,500          772,350
--------------------------------------------------------------------------------
 PolyOne Corp.                                           79,100          785,463
--------------------------------------------------------------------------------
 PPG Industries, Inc.                                    15,000          861,000
--------------------------------------------------------------------------------
 Praxair, Inc.                                           10,000          523,000
--------------------------------------------------------------------------------
 Quaker Chemical Corp.                                    7,900          158,395
--------------------------------------------------------------------------------
 Rohm & Haas Co.                                         46,300        1,736,250
--------------------------------------------------------------------------------
 Schulman (A.), Inc.                                     25,700          480,847
                                                                     -----------
                                                                      16,092,751

--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.1%
 Astronics Corp.                                          7,400           56,987
--------------------------------------------------------------------------------
 Ball Corp.                                              27,600        1,187,352
--------------------------------------------------------------------------------
 Bway Corp.(1)                                            24,500         349,125



24 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING Continued
 Caraustar Industries, Inc.                               31,200     $   338,520
--------------------------------------------------------------------------------
 Graphic Packaging
 International Corp.(1)                                   23,000         186,300
--------------------------------------------------------------------------------
 Myers Industries, Inc.                                   30,800         507,584
--------------------------------------------------------------------------------
 Owens-Illinois, Inc.(1)                                  90,800       1,135,000
--------------------------------------------------------------------------------
 Packaging Dynamics
 Corp.(1)                                                  6,360          44,202
--------------------------------------------------------------------------------
 Rock-Tenn Co., Cl. A                                     33,200         396,740
--------------------------------------------------------------------------------
 Sealed Air Corp.(1)                                      30,900         448,359
--------------------------------------------------------------------------------
 Silgan Holdings, Inc.(1)                                 33,000       1,017,060
--------------------------------------------------------------------------------
 Temple-Inland, Inc.                                      20,000       1,074,000
                                                                     -----------
                                                                       6,741,229

--------------------------------------------------------------------------------
 METALS & MINING--1.4%
 AK Steel Holding Corp.(1)                                45,000         422,100
--------------------------------------------------------------------------------
 Alcan, Inc.                                              40,000       1,112,000
--------------------------------------------------------------------------------
 Barrick Gold Corp.                                       35,000         536,200
--------------------------------------------------------------------------------
 Commercial Metals Co.                                    26,000         485,420
--------------------------------------------------------------------------------
 Freeport-McMoRan
 Copper & Gold, Inc., Cl. B(1)                            86,700       1,323,909
--------------------------------------------------------------------------------
 IMCO Recycling, Inc.(1)                                  15,000         134,250
--------------------------------------------------------------------------------
 Inco Ltd.(1)                                             35,000         596,050
--------------------------------------------------------------------------------
 Meridian Gold, Inc.(1)                                   10,000         141,300
--------------------------------------------------------------------------------
 Newmont Mining Corp.
 (Holding Co.)                                            20,000         488,000
--------------------------------------------------------------------------------
 Nucor Corp.                                               6,000         334,980
--------------------------------------------------------------------------------
 Oregon Steel Mills, Inc.(1)                              39,700         285,840
--------------------------------------------------------------------------------
 Quanex Corp.                                             32,500       1,144,000
--------------------------------------------------------------------------------
 Royal Gold, Inc.                                         24,700         285,038
--------------------------------------------------------------------------------
 Schnitzer Steel
 Industries, Inc.                                          4,100          89,134
--------------------------------------------------------------------------------
 Southern Peru
 Copper Corp.                                              4,600          67,068
--------------------------------------------------------------------------------
 Steel Dynamics, Inc.(1)                                  39,900         679,098
--------------------------------------------------------------------------------
 Steel Technologies, Inc.                                 10,300         113,300
--------------------------------------------------------------------------------
 Worthington
 Industries, Inc.                                         36,000         631,800
                                                                     -----------
                                                                       8,869,487

--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.8%
 Deltic Timber Corp.                                      19,300         540,593
--------------------------------------------------------------------------------
 Georgia-Pacific Corp.                                    52,800       1,156,320
--------------------------------------------------------------------------------
 Glatfelter                                               63,000         935,550





                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS Continued
 International Paper Co.                                  55,000     $ 2,190,100
--------------------------------------------------------------------------------
 Rayonier, Inc.                                              300          14,880
                                                                     -----------
                                                                       4,837,443

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
 BellSouth Corp.                                          40,000       1,074,000
--------------------------------------------------------------------------------
 CenturyTel, Inc.                                         44,700       1,189,020
--------------------------------------------------------------------------------
 Commonwealth Telephone
 Enterprises, Inc.(1)                                     30,700       1,187,783
--------------------------------------------------------------------------------
 CT Communications, Inc.                                     800          13,592
--------------------------------------------------------------------------------
 General Communication,
 Inc., Cl. A(1)                                            5,400          20,898
--------------------------------------------------------------------------------
 North Pittsburgh
 Systems, Inc.                                             1,900          27,645
--------------------------------------------------------------------------------
 SBC Communications, Inc.                                175,000       4,840,500
--------------------------------------------------------------------------------
 Shenandoah
 Telecommunications Co.                                      200          10,186
--------------------------------------------------------------------------------
 Verizon
 Communications, Inc.                                    100,000       3,300,000
                                                                     -----------
                                                                      11,663,624

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--1.0%
 AT&T Corp.                                              450,000       4,581,000
--------------------------------------------------------------------------------
 Boston Communications
 Group, Inc.(1)                                           20,000         196,600
--------------------------------------------------------------------------------
 Telephone & Data
 Systems, Inc.                                            26,300       1,497,785
--------------------------------------------------------------------------------
 United States
 Cellular Corp.(1)                                         5,000         130,500
                                                                     -----------
                                                                       6,405,885

--------------------------------------------------------------------------------
 UTILITIES--3.6%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.8%
 Ameren Corp.                                             26,000       1,136,200
--------------------------------------------------------------------------------
 CH Energy Group, Inc.                                    20,700       1,024,857
--------------------------------------------------------------------------------
 Conectiv, Inc.                                            3,500          88,305
--------------------------------------------------------------------------------
 Constellation Energy
 Group, Inc.                                              36,600       1,020,042
--------------------------------------------------------------------------------
 Edison International(1)                                  67,900         889,490
--------------------------------------------------------------------------------
 Entergy Corp.                                            45,000       1,823,850
--------------------------------------------------------------------------------
 Exelon Corp.                                             50,000       2,452,500
--------------------------------------------------------------------------------
 FirstEnergy Corp.                                        48,400       1,488,300
--------------------------------------------------------------------------------
 FPL Group, Inc.                                          32,200       1,824,130
--------------------------------------------------------------------------------
 Navigo Energy, Inc.(1)                                  240,000         477,182


25 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Paramount Resources Ltd.(1)                             160,000    $  1,395,695
--------------------------------------------------------------------------------
 Puget Energy, Inc.                                       20,600         432,188
--------------------------------------------------------------------------------
 TXU Corp.                                                35,000       1,509,550
--------------------------------------------------------------------------------
 Vermilion Resources Ltd.(1)                             163,700         950,603
--------------------------------------------------------------------------------
 Wisconsin Energy Corp.                                   29,000         734,570
                                                                     -----------
                                                                      17,247,462

--------------------------------------------------------------------------------
 GAS UTILITIES--0.5%
 El Paso Corp.                                            50,000         722,500
--------------------------------------------------------------------------------
 Nicor, Inc.                                              25,000         675,000
--------------------------------------------------------------------------------
 NiSource, Inc.                                           46,300         916,740
--------------------------------------------------------------------------------
 Southwestern Energy Co.(1)                               19,400         209,520
--------------------------------------------------------------------------------
 UGI Corp.                                                26,800         830,800
                                                                     -----------
                                                                       3,354,560

--------------------------------------------------------------------------------
 MULTI-UTILITIES--0.3%
 Energy East Corp.                                        38,100         793,623
--------------------------------------------------------------------------------
 Questar Corp.                                            33,000         745,800
                                                                     -----------
                                                                       1,539,423
                                                                     -----------
 Total Common Stocks
 (Cost $643,008,130)                                                 607,481,916

================================================================================
 PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------

 Astronics Corp., Cl. B
 (Cost $24,794)                                            1,850          13,875



                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
================================================================================
 JOINT REPURCHASE AGREEMENTS--2.0%
 Undivided interest of 5.84% in joint
 repurchase agreement with Banc One
 Capital Markets, Inc., 1.77%, dated 7/31/02,
 to be repurchased at $212,462,446 on
 8/1/02, collateralized by U.S. Treasury
 Bonds, 7.50%, 11/15/16, with a value
 of $110,819,035, U.S. Treasury Nts.,
 3.625%--6.50%, 8/31/03--2/15/10,
 with a value of $71,070,747 and U.S.
 Treasury Bills, 12/26/02, with a value
 of $34,953,398
 (Cost $12,411,000)                                $12,411,000      $ 12,411,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $655,443,924)                                     100.4%      619,906,791
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF
 OTHER ASSETS                                            (0.4)       (2,469,056)
                                                        -----------------------
 NET ASSETS                                             100.0%     $617,437,735
                                                        =======================


 FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted-- See Note 7 of Notes to Financial Statements.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



26 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002


==========================================================================================================
 ASSETS
----------------------------------------------------------------------------------------------------------
 Investments, at value (cost $655,443,924)--see accompanying statement                        $619,906,791
----------------------------------------------------------------------------------------------------------
 Cash                                                                                              227,979
----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                6,236,182
 Shares of beneficial interest sold                                                              3,134,640
 Interest and dividends                                                                            433,787
 Receivable due from the Manager                                                                    20,602
 Other                                                                                               2,400
                                                                                             -------------
 Total assets                                                                                  629,962,381

==========================================================================================================
 LIABILITIES
----------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                          10,909,789
 Shares of beneficial interest redeemed                                                            909,142
 Transfer and shareholder servicing agent fees                                                     211,449
 Distribution and service plan fees                                                                131,356
 Shareholder reports                                                                                66,194
 Other                                                                                             296,716
                                                                                             -------------
 Total liabilities                                                                              12,524,646

==========================================================================================================
 NET ASSETS                                                                                  $ 617,437,735
                                                                                             =============


==========================================================================================================
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------

 Paid-in capital                                                                             $ 691,630,835
----------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                             (52,948)
----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                (38,603,019)
----------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                      (35,537,133)
                                                                                             -------------
 NET ASSETS                                                                                  $ 617,437,735
                                                                                             =============


27 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


=========================================================================================
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $300,244,219 and 32,368,334 shares of beneficial interest outstanding)             $9.28
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                    $9.85
-----------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $167,906,107
 and 18,344,865 shares of beneficial interest outstanding)                          $9.15
-----------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $141,434,128
 and 15,456,273 shares of beneficial interest outstanding)                          $9.15
-----------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,157,695
 and 558,514 shares of beneficial interest outstanding)                             $9.23
-----------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $2,695,586 and 289,451 shares of beneficial interest
 outstanding)                                                                       $9.31



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


28 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002

======================================================================================
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $8,611)                   $  4,120,973
--------------------------------------------------------------------------------------
 Interest                                                                      287,355
                                                                          ------------
 Total investment income                                                     4,408,328

======================================================================================
 EXPENSES

 Management fees                                                             3,386,491
--------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                       613,732
 Class B                                                                     1,174,806
 Class C                                                                       976,306
 Class N                                                                        10,057
--------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                       588,969
 Class B                                                                       285,406
 Class C                                                                       236,842
 Class N                                                                         5,502
 Class Y                                                                         4,585
--------------------------------------------------------------------------------------
 Shareholder reports                                                           150,260
--------------------------------------------------------------------------------------
 Trustees' compensation                                                          7,530
--------------------------------------------------------------------------------------
 Custodian fees and expenses                                                     5,920
--------------------------------------------------------------------------------------
 Other                                                                         264,183
                                                                          ------------
 Total expenses                                                              7,710,589
 Less reduction to custodian expenses                                           (5,920)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees --  Class A, B, C and N                                   (4,805)
 Less voluntary waiver of transfer and shareholder
   servicing agent fees -- Class Y                                                (779)
                                                                          ------------
 Net expenses                                                                7,699,085

======================================================================================
 NET INVESTMENT LOSS                                                        (3,290,757)

======================================================================================
 REALIZED AND UNREALIZED LOSS

 Net realized loss on:
 Investments                                                               (36,146,261)
 Foreign currency transactions                                                 (50,502)
                                                                          ------------
 Net realized loss                                                         (36,196,763)

--------------------------------------------------------------------------------------
 Net change in unrealized depreciation on:
 Investments                                                               (45,951,786)
 Translation of assets and liabilities denominated in foreign currencies      (129,325)
                                                                          ------------
 Net change                                                                (46,081,111)
                                                                          ------------
 Net realized and unrealized loss                                          (82,277,874)

======================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $(85,568,631)
                                                                          ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


29 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS


 YEAR ENDED JULY 31,                                                                    2002         2001(1)
============================================================================================================
 OPERATIONS

 Net investment loss                                                          $  (3,290,757)   $    (327,717)
------------------------------------------------------------------------------------------------------------
 Net realized loss                                                              (36,196,763)      (2,362,045)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                           (46,081,111)      10,543,978
                                                                              ------------------------------
 Net increase (decrease) in net assets resulting from operations                (85,568,631)       7,854,216

============================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                               --            (14,282)
 Class B                                                                               --               --
 Class C                                                                               --               --
 Class N                                                                               --               --
 Class Y                                                                               --                 (1)

============================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                        222,412,681      114,896,558
 Class B                                                                        140,078,561       49,543,104
 Class C                                                                        117,316,115       41,837,323
 Class N                                                                          5,953,972            7,830
 Class Y                                                                          3,017,289             --

============================================================================================================
 NET ASSETS


 Total increase                                                                 403,209,987      214,124,748
------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            214,227,748          103,000(2)
                                                                              ------------------------------
 End of period [including undistributed
  (overdistributed) net investment
 income of $(52,948) and $2, respectively]                                    $ 617,437,735    $ 214,227,748
                                                                              ==============================


1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Reflects the value of the Manager's initial seed money investment at September 8, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


30 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

 CLASS A           YEAR ENDED JULY 31,                    2002       2001(1)
============================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $10.47       $ 10.00
----------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment gain (loss)                               (.04)           --(2)
 Net realized and unrealized gain (loss)                 (1.15)          .48
                                                        --------------------
 Total from investment operations                        (1.19)          .48
----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --          (.01)
----------------------------------------------------------------------------
 Net asset value, end of period                         $ 9.28        $10.47
                                                        ====================

============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                    (11.37)%        4.76%


============================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $300,244      $119,194
----------------------------------------------------------------------------
 Average net assets (in thousands)                    $248,681     $  48,406
----------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                     (0.36)%       (0.11)%
 Expenses                                                 1.30%         1.33%
----------------------------------------------------------------------------
 Portfolio turnover rate                                   165%           92%



1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


31 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued


 CLASS B           YEAR ENDED JULY 31,                        2002   2001(1)
============================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                       $10.40   $ 10.00
----------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                          (.06)     (.03)
 Net realized and unrealized gain (loss)                     (1.19)      .43
                                                            ----------------
 Total from investment operations                            (1.25)      .40
----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           --        --
----------------------------------------------------------------------------
 Net asset value, end of period                              $9.15    $10.40
                                                            ================

============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                        (12.02)%    4.00%


============================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $167,906   $51,412
----------------------------------------------------------------------------
 Average net assets (in thousands)                        $117,801   $17,362
----------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                         (1.11)%   (0.99)%
 Expenses                                                     2.05%     2.15%
----------------------------------------------------------------------------
 Portfolio turnover rate                                       165%       92%



1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND


 CLASS C           YEAR ENDED JULY 31,                       2002   2001(1)
===========================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                      $10.40   $ 10.00
---------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.06)     (.03)
 Net realized and unrealized gain (loss)                    (1.19)      .43
                                                           ----------------
 Total from investment operations                           (1.25)      .40
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --        --
---------------------------------------------------------------------------
 Net asset value, end of period                            $ 9.15    $10.40
                                                           ================

===========================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                       (12.02)%    4.00%


===========================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                $141,434   $43,613
---------------------------------------------------------------------------
 Average net assets (in thousands)                       $ 97,899   $16,456
---------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                        (1.11)%   (0.98)%
 Expenses                                                    2.05%     2.15%
---------------------------------------------------------------------------
 Portfolio turnover rate                                      165%       92%



1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



33 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued


 CLASS N           YEAR ENDED JULY 31,                       2002   2001(1)
===========================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                      $10.45   $  9.84
---------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.03)     (.01)
 Net realized and unrealized gain (loss)                    (1.19)      .62
                                                           ----------------
 Total from investment operations                           (1.22)      .61
---------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --        --
---------------------------------------------------------------------------
 Net asset value, end of period                            $ 9.23    $10.45
                                                           ================

===========================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                       (11.67)%    6.20%


===========================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $5,158        $8
---------------------------------------------------------------------------
 Average net assets (in thousands)                         $2,026        $3
---------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                        (0.67)%   (0.64)%
 Expenses                                                    1.58%     1.57%
---------------------------------------------------------------------------
 Portfolio turnover rate                                      165%       92%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



34 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND


 CLASS Y           YEAR ENDED JULY 31,                              2002      2001(1)
=====================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------
 Net asset value, beginning of period                             $10.48      $ 10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                       (.03)         .02
 Net realized and unrealized gain (loss)                           (1.14)         .47
                                                                   ------------------
 Total from investment operations                                  (1.17)         .49
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 --         (.01)
-------------------------------------------------------------------------------------
 Net asset value, end of period                                    $9.31       $10.48
                                                                   ==================

=====================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                              (11.16)%       4.94%


=====================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                         $2,696           $1
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                                $1,953           $1
-------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                             (0.07)%       0.35%
 Expenses                                                           1.04%      168.30%(4)
 Expenses, net of voluntary waiver of transfer agent fees and/or
 reduction to custodian expenses                                    1.00%        1.01%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                             165%          92%



1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


35 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS


================================================================================
1. SIGNIFICANT  ACCOUNTING POLICIES
Oppenheimer Main  Street(REGISTRATION  MARK)
Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


36 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of July 31, 2002, the Fund had approximately $28,146,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $7,000 of post-October foreign currency losses which were deferred.

As of July 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              EXPIRING
                              -----------------------
                              2009           $ 66,509
                              2010          8,390,169
                                           ----------
                                           $8,456,678
                                           ==========

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ



37 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $3,193,991, a decrease in overdistributed net investment income of $3,237,807, and an increase in accumulated net realized loss on investments of $43,816. Net assets of the Fund were unaffected by the reclassifications.

The tax character of distributions paid during the year ended July 31, 2002 and the period ended July 31, 2001 was as follows:

                                           YEAR ENDED      PERIOD ENDED
                                        JULY 31, 2002     JULY 31, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $--           $14,283
                 Long-term capital gain            --                --
                 Return of capital                 --                --
                                                  ---------------------
                 Total                            $--           $14,283
                                                  =====================

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Overdistributed net investment income  $    (52,948)
                 Accumulated net realized loss           (38,603,019)
                 Net unrealized depreciation             (35,537,133)
                                                        -------------
                 Total                                  $(74,193,100)
                                                        =============

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


38 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JULY 31, 2002   PERIOD ENDED JULY 31, 2001(1)
                                SHARES        AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------
 CLASS A
 Sold                       29,059,391  $302,266,820    12,925,146    $129,750,705
 Dividends and/or
 distributions reinvested           --            --            885          8,116
 Redeemed                   (8,078,574)  (79,854,139)    (1,548,514)   (14,862,263)
                            ------------------------------------------------------
 Net increase               20,980,817  $222,412,681     11,377,517   $114,896,558
                            ======================================================

----------------------------------------------------------------------------------
 CLASS B
 Sold                       16,915,660  $174,980,623     5,299,605$    53,126,833
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                   (3,512,159)  (34,902,062)      (358,341)    (3,583,729)
                            ------------------------------------------------------
 Net increase               13,403,501  $140,078,561      4,941,264   $ 49,543,104
                            ======================================================

----------------------------------------------------------------------------------
 CLASS C
 Sold                       12,927,278  $133,523,194      4,345,095$    43,334,913
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                   (1,663,631)  (16,207,079)      (152,569)    (1,497,590)
                            ------------------------------------------------------
 Net increase               11,263,647  $117,316,115      4,192,526   $ 41,837,323
                            ======================================================

----------------------------------------------------------------------------------
 CLASS N
 Sold                          639,562  $  6,758,151            763   $      7,830
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                      (81,811)     (804,179)            --             --
                            ------------------------------------------------------
 Net increase                  557,751  $  5,953,972            763   $      7,830
                            ======================================================

----------------------------------------------------------------------------------
 CLASS Y
 Sold                          324,758  $  3,374,585             --   $         --
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                      (35,407)     (357,296)            --             --
                            ------------------------------------------------------
 Net increase                  289,351  $  3,017,289             --   $         --
                            ======================================================

1. For the period from September 25, 2000 (inception of offering) to July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.


39 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2002, were $1,240,819,097 and $753,806,685, respectively.

As of July 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $657,489,752 was composed of:

                     Gross unrealized appreciation              $ 31,469,388
                     Gross unrealized depreciation               (69,052,349)
                                                                -------------
                     Net unrealized appreciation (depreciation) $(37,582,961)
                                                                =============

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended July 31, 2002 was an annualized rate of 0.72%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


40 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                 AGGREGATE        CLASS A    CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                 FRONT-END      FRONT-END     ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
             SALES CHARGES  SALES CHARGES         SHARES          SHARES          SHARES          SHARES
                ON CLASS A    RETAINED BY    ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED         SHARES    DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------
 July 31, 2002  $2,240,368       $613,231         $86,636      $3,755,975        $795,563        $61,253

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                          CLASS A        CLASS B        CLASS C        CLASS N
                       CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                         DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 YEAR ENDED           DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------
 July 31, 2002             $4,020       $189,465        $19,076            $80


--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $613,732, all of which were paid by the Distributor to recipients, and included $20,950 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                                 DISTRIBUTOR'S
                                                  DISTRIBUTOR'S      AGGREGATE
                                                      AGGREGATE   UNREIMBURSED
                                                   UNREIMBURSED  EXPENSES AS %
                 TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                     UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN       OF CLASS
------------------------------------------------------------------------------
 Class B Plan        $1,174,806       $1,032,905     $5,367,592          3.20%
 Class C Plan           976,306          473,527      1,592,041           1.13
 Class N Plan            10,057           10,146        142,804           2.77


41 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
6. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
   The Fund had no borrowings outstanding during the year ended or at July 31, 2002.

================================================================================
7. ILLIQUID OR RESTRICTED SECURITIES
As of July 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.


42 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

 The aggregate value of illiquid or restricted securities subject to this limitation as of July 31, 2002 was $2,082,974, which represents 0.34% of the Fund's net assets, of which $535,770 is considered restricted. Information concerning restricted securities is as follows:

                           ACQUISITION           VALUATION AS OF     UNREALIZED
 SECURITY                         DATE      COST   JULY 31, 2002   DEPRECIATION
--------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Canadian 88 Energy Corp.       6/4/02  $661,668        $535,770       $125,898



43 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

INDEPENDENT AUDITORS' REPORT


================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund, including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 21, 2002


44 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

================================================================================
In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   None of the dividends paid by the Fund during the year ended July 31, 2002 are eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


45 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

TRUSTEES AND OFFICERS

================================================================================
 TRUSTEES AND OFFICERS  James C. Swain, Trustee and Chairman of the Board
                        John V. Murphy, President and Trustee
                        William L. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        Beverly L. Hamilton, Trustee
                        Robert J. Malone, Trustee
                        F. William Marshall, Jr., Trustee
                        Charles Albers, Vice President
                        Nikolaos D. Monoyios, Vice President
                        Robert G. Zack, Vice President and Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

================================================================================



NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER
AND LENGTH OF TIME SERVED(2)       TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE






INDEPENDENT
TRUSTEES

JAMES C. SWAIN, Chairman           Formerly Vice Chairman (until January 2, 2002) of the Manager and President and
and Trustee (since 2000)           a director (until 1997) of Centennial Asset Management Corporation (a
Age: 68                            wholly-owned investment advisory subsidiary of the Manager).

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek
Trustee (since 2000)               Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
Age: 65                            The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
                                   (since 1997); Chairman of the following private companies: Great Frontier
                                   Insurance (insurance agency) (since 1995) and Ambassador Media Corporation
                                   (since 1984); a director of the following public companies: Storage Technology
                                   Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc.
                                   (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991). Formerly Director of International Family Entertainment
                                   (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc.
                                   (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991).

ROBERT G. AVIS, Trustee            Formerly Mr. Avis held the following positions: Director and President of A.G.
(since 2000)                       Edwards Capital, Inc. (General Partner of private equity funds) (until February
Age: 71                            2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital,
                                   Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                   Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary)
                                   (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset
                                   Management (investment advisor) (until March 1999); and a Director (until
                                   March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company.


1. The address of each Trustee is 6803 S. Tucson Way, Centennial, CO 80112-3924.
2. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.


46 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND


GEORGE C. BOWEN, Trustee           Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
(since 2000)                       President (from September 1987) and Treasurer (from March 1985) of the Manager;
Age: 65                            Vice President (from June 1983) and Treasurer (since March 1985) of
                                   OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice
                                   President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of the Manager; Vice President (since
                                   October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                   Corporation (an investment advisory subsidiary of the Manager); President,
                                   Treasurer and a director (June 1989-January 1990) of Centennial Capital
                                   Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of
                                   Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice
                                   President, Treasurer and Secretary (since November 1989) of Shareholder
                                   Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                                   Treasurer (since March 1998) of Oppenheimer Acquisition Corp. (the Manager's
                                   parent corporation); Treasurer (since November 1989) of Oppenheimer Partnership
                                   Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and
                                   Treasurer (since July 1996) of Oppenheimer Real Asset Management, Inc. (an
                                   investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since October 1997) of OppenheimerFunds
                                   International Ltd. and Oppenheimer Millennium Funds plc (offshore fund management subsidiaries of the Manager).

EDWARD L. CAMERON, Trustee         Director (since March 2001) of Genetic ID, Inc. and its subsidiaries (a
(since 2000)                       privately held biotech company); a member of The Life Guard of Mount Vernon,
Age: 63                            George Washington's home (since June 2000). Formerly a partner with
                                   PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                                   (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry
                                   Services Group.

JON S. FOSSEL, Trustee             Chairman and Director (since 1998) of Rocky Mountain Elk Foundation
(since 2000)                       (a not-for-profit foundation); and a director (since October 1999) of P.R.
Age: 60                            Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002).

SAM FREEDMAN, Trustee              A trustee or director of other Oppenheimer funds. Formerly (until October 1994)
(since 2000)                       Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 61                            Manager.

BEVERLY L. HAMILTON, Trustee       Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
(since 2002)                       Investment Fund (open-end investment companies); Director of MML Services (since
Age: 55                            April 1987) and America Funds Emerging Markets Growth Fund (since October 1991)
                                   (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                   (since February 2002); a trustee (since February 2000) of Monterey International
                                   Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.
                                   Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                   Foundation, the University of Michigan and Hartford Hospital. Formerly, Mrs.
                                   Hamilton held the following position: President (February 1991-April 2000) ARCO
                                   Investment Management Company.


47 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

TRUSTEES AND OFFICERS   Continued


ROBERT J. MALONE, Trustee          Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S.
(since 2002)                       Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization)
Age: 57                            (since 1986) and a trustee of the Gallagher Family Foundation (since 2000).
                                   Formerly, Mr. Malone held the following positions: Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                                   1996-April 1, 1999) and a director of Commercial Assets, Inc. (1993-2000).

F. WILLIAM MARSHALL, JR.,          Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)               Investment Fund (open-end investment companies). Formerly Chairman (January
Age: 60                            1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President,
                                   Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp,
                                   Inc. and SIS Bank (formerly Springfield Institution for Savings) and Executive
                                   Vice President (January 1999-July 1999) of Peoples Heritage Financial Group,
                                   Inc.





=================================================================================================================
INTERESTED TRUSTEE
AND OFFICER




JOHN V. MURPHY,(3,4) President     Chairman, Chief Executive Officer and director (since June 2001) and President
and Trustee (since 2001)           (since September 2000) of the Manager; President and a director or trustee of
Age: 52                            other Oppenheimer funds; President and a director (since July 2001) of
                                   Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a
                                   director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                   and a director (since July 2001) of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc.; President and a director (since July 2001)
                                   of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                                   OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                   Asset Management Corporation (since November 2001), HarbourView Asset Management
                                   Corporation and OFI Private Investments, Inc. (since July 2001); President
                                   (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                   Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                   Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts
                                   Mutual Life Insurance Company (the Manager's parent company); a director (since
                                   June 1995) of DBL Acquisition Corporation; formerly, Chief Operating Officer
                                   (September 2000-June 2001) of the Manager; President and trustee (November
                                   1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                   Funds (open-end investment companies); a director (September 1999-August 2000)
                                   of C.M. Life Insurance Company; President, Chief Executive Officer and director
                                   (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                   (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                   wholly-owned subsidiary of Emerald Isle Bancorp).

3. The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
4. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.


48 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND


=================================================================================================================
OFFICERS(5,6)

CHARLES ALBERS, Vice               Senior Vice President (since April 1998) of the Manager; a Certified Financial
President (since 2000)             Analyst; an officer and portfolio manager of other Oppenheimer funds; formerly a
Age: 61                            Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1972 -
                                   April 1998).

NIKOLAOS D. MONOYIOS, Vice         Vice President of the Manager (since April 1998); an officer and portfolio
President (since 2000)             manager of other Oppenheimer funds; a Certified Financial Analyst; formerly a
Age: 53                            Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1979 -
                                   March 1998).

BRIAN W. WIXTED, Treasurer         Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
(since 2000)                       1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 42                            Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                   Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
                                   Ltd. and Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset
                                   Management, Inc. (since November 2000); Treasurer and Chief Financial Officer (since May
                                   2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant
                                   Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                   Program (since April 2000); formerly Principal and Chief Operating Officer (March
                                   1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An officer of 89 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK, Vice               Senior Vice President (since May 1985) and General Counsel (since February 2002)
President and Secretary            of the Manager; General Counsel and a director (since November 2001) of
(since 2001)                       OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 54                            (since November 2001) of HarbourView Asset Management Corporation; Vice
                                   President and a director (since November 2000) of Oppenheimer Partnership
                                   Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                   November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                   Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                   Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                   Centennial Asset Management Corporation; a director (since November 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                   (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                   (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                   November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                   (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial Services, Inc. (November
                                   1989-November 2001); OppenheimerFunds International Ltd. And Oppenheimer
                                   Millennium Funds plc (October 1997-November 2001). An officer of 89 portfolios in the OppenheimerFunds complex.



5. The address of each Officer is 498 Seventh Avenue, New York, NY 10018, except for Mr. Wixted and Ms. Ives, whose address is 6803 S. Tucson Way, Centennial, CO 80112-3924.
6. Each Officer serves for an annual term or until his or her resignation, retirement, death or removal.


49 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Continued



KATHERINE P. FELD, Assistant       Vice President and Senior Counsel (since July 1999) of the Manager; Vice
Secretary (since 2001)             President (since June 1990) of OppenheimerFunds Distributor, Inc.; Director,
Age: 44                            Vice President and Secretary (since June 1999) of Centennial Asset Management
                                   Corporation; Vice President (since 1997) of Oppenheimer Real Asset Management,
                                   Inc.; formerly Vice President and Associate Counsel of the Manager (June
                                   1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES, Assistant        Vice President and Assistant Counsel (since June 1998) of the Manager; Vice
Secretary (since 2001)             President (since 1999) of OppenheimerFunds Distributor, Inc.; Vice President and
Age: 36                            Assistant Secretary (since 1999) of Shareholder Services, Inc.; Assistant
                                   Secretary (since December 2001) of OppenheimerFunds Legacy Program and
                                   Shareholder Financial Services, Inc.; formerly Assistant Vice President and
                                   Assistant Counsel of the Manager (August 1997-June 1998); Assistant Counsel of
                                   the Manager (August 1994-August 1997). An officer of 85 portfolios in the
                                   OppenheimerFunds complex.

DENIS R. MOLLEUR, Assistant        Vice President and Senior Counsel of the Manager (since July 1999); formerly a
Secretary (since 2001)             Vice President and Associate Counsel of the Manager (September 1995-July 1999).
Age: 44                            An officer of 82 portfolios in the OppenheimerFunds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the OppenheimerFunds complex, except as follows: Ms. Hamilton and Mr. Malone (40 portfolios) and Mr. Murphy (67 portfolios).


50 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS   Deloitte & Touche LLP

--------------------------------------------------------------------------------
 LEGAL COUNSEL TO       Myer, Swanson, Adams & Wolf, P.C.
 THE FUND

--------------------------------------------------------------------------------
 LEGAL COUNSEL TO THE   Mayer Brown Rowe & Maw
 INDEPENDENT TRUSTEES

                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW
                        YORK, NY 10018.


(COPYRIGHT) Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


51 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
_ Applications or other forms
_ When you create a user ID and password for online account access
_ When you enroll in eDocs Direct
_ Your transactions with us, our affiliates or others
_ A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
_ Account access
_ Create a user ID and profile
_ User profile
_ eDocs Direct, our electronic document delivery service


52 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
_ All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
_ Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
_ You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 402(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.CALL OPP (1.800.225.5677).


53 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at  WWW.OPPENHEIMERFUNDS.COM.

INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A:  OMSOX          Class B:  OMOBX       Class C:  OMSCX
                Class N:  OMSNX          Class Y:  OMSYX




1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

[LOGO OMITTED]
Oppenheimer Funds(REGISTRATION MARK)

RA0731.001.0702  September 27, 2002